SUPPLEMENT DATED OCTOBER 11, 2002 TO

                        PROSPECTUS DATED MAY 1, 2002 FOR

           MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                          NATIONWIDE VARIABLE ACCOUNT-7

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.



1. THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE AVAILABLE AS INVESTMENT OPTIONS UNDER THE CONTRACT:

     STI CLASSIC VARIABLE TRUST
     o    Capital Appreciation Fund
     o    Growth and Income Fund
     o    International Equity Fund
     o    Investment Grade Bond Fund
     o    Mid-Cap Equity Fund
     o    Small Cap Value Equity Fund
     o    Value Income Stock Fund


2. THE "UNDERLYING MUTUAL FUND ANNUAL EXPENSES" FOR CONTRACTS ISSUED ON OR AFTER MAY 1, 2002 IS AMENDED TO INCLUDE THE FOLLOWING:


                                     CONTRACTS ISSUED ON OR AFTER MAY 1, 2000
                                      UNDERLYING MUTUAL FUND ANNUAL EXPENSES
                (as a percentage of underlying mutual fund net assets, after expense reimbursement)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Management       Other         12b-1       Total Underlying
                                                                        Fees         Expenses        Fees     Mutual Fund Expenses
-----------------------------------------------------------------------------------------------------------------------------------
STI Classic Variable Trust - Capital Appreciation Fund                 0.86%          0.29%         0.00%            1.15%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
STI Classic Variable Trust - Growth and Income Fund                    0.00%          1.20%         0.00%            1.20%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
STI Classic Variable Trust - International Equity Fund                 0.53%          1.07%         0.00%            1.60%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
STI Classic Variable Trust - Investment Grade Bond Fund                0.17%          0.58%         0.00%            0.75%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
STI Classic Variable Trust - Mid-Cap Equity Fund                       0.64%          0.51%         0.00%            1.15%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
STI Classic Variable Trust - Small Cap Value Equity Fund               0.44%          0.76%         0.00%            1.20%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
STI Classic Variable Trust - Value Income Stock Fund                   0.63%          0.32%         0.00%            0.95%
-----------------------------------------------------------------------------------------------------------------------------------

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursement.


                                      UNDERLYING MUTUAL FUND ANNUAL EXPENSES
               (as a percentage of underlying mutual fund net assets, before expense reimbursement)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Management       Other         12b-1       Total Underlying
                                                                        Fees         Expenses        Fees     Mutual Fund Expenses
-----------------------------------------------------------------------------------------------------------------------------------
STI Classic Variable Trust - Capital Appreciation Fund                 1.15%          0.29%         0.00%            1.44%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
STI Classic Variable Trust - Growth and Income Fund                    0.90%          2.32%         0.00%            3.22%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
STI Classic Variable Trust - International Equity Fund                 1.25%          1.07%         0.00%            2.32%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
STI Classic Variable Trust - Investment Grade Bond Fund                0.74%          0.58%         0.00%            1.32%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
STI Classic Variable Trust - Mid-Cap Equity Fund                       1.15%          0.51%         0.00%            1.66%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
STI Classic Variable Trust - Small Cap Value Equity Fund               1.15%          0.76%         0.00%            1.91%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
STI Classic Variable Trust - Value Income Stock Fund                   0.80%          0.32%         0.00%            1.12%
-----------------------------------------------------------------------------------------------------------------------------------


3. THE "EXAMPLE - FOR CONTRACTS ISSUED ON OR AFTER MAY 1, 2000" IS AMENDED TO INCLUDE THE FOLLOWING:

     The following chart shows the expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in underlying mutual fund expenses. The underlying mutual fund expense information is for the period ended December 31, 2001 and reflects any reimbursements and/or waivers in effect at that time. If the underlying mutual fund expenses did not reflect the reimbursements and/or waivers, the expenses contained in the table below would be higher.

     These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

     The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects the 7 year CDSC schedule and total variable account charges of 3.15% which is the maximum charge for the maximum number of optional benefits.

     For those contracts that do not elect the maximum number of optional benefits, the expenses are reduced. Deductions for premium taxes are not reflected but may apply.


------------------------------------------------------------------------------------------------------------------------------------
                                    If you surrender your contract   If you do not surrender your    If you annuitize your contract
                                     at the end of the applicable     contract at the end of the      at the end of the applicable
                                              time period               applicable time period                time period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                     1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs  5 Yrs.  10 Yrs.  1 Yr.  3 Yrs.  5 Yrs.    10 Yrs.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
STI Classic Variable Trust -          108     190    264     461      45    136     228     461      *     136     228        461
Capital Appreciation Fund
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
STI Classic Variable Trust -          109     192    266     466      46    138     230     466      *     138     230        466
Growth and Income Fund
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
STI Classic Variable Trust -          113     204    285     499      50    150     249     499      *     150     249        499
International Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
STI Classic Variable Trust -          104     178    244     427      41    124     208     427      *     124     208        427
Investment Grade Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
STI Classic Variable Trust -          108     190    264     461      45    136     228     461      *     136     228        461
Mid-Cap Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
STI Classic Variable Trust - Small    109     192    266     466      46    138     230     466      *     138     230        466
Cap Value Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
STI Classic Variable Trust - Value    106     184    254     444      43    130     218     444      *     130     218        444
Income Stock Fund
------------------------------------------------------------------------------------------------------------------------------------

4. "APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS" IS AMENDED TO INCLUDE THE FOLLOWING:


     STI CLASSIC VARIABLE TRUST
     The STI Classic Variable Trust is a mutual fund family that offers shares in a number of separate investment portfolios (the "Funds"). The Funds have individual investment goals and strategies. The Funds are available to the public only through the purchase of certain variable annuity and variable life insurance contracts issued by various life insurance companies. Trusco Capital Management, Inc. ("Trusco") serves as the Funds' investment adviser.


          CAPITAL APPRECIATION FUND
          Investment Objective: Capital appreciation. The Fund invests primarily in U.S. common stocks and other equity securities that Trusco believes have strong business fundamentals, such as revenue growth, cash flows, and earnings trends.


          GROWTH AND INCOME FUND
          Investment Objective: Long-term capital appreciation and current income. The Fund invests primarily in equity securities, including common stocks of domestic companies and listed American Depositary Receipts of foreign companies, all with market capitalizations of at least $1 billion.


          INTERNATIONAL EQUITY FUND
          Investment Objective: Long-term capital appreciation. The Fund invests at least 80% of its net assets in common stocks and other equity securities of foreign companies. The Fund invests primarily in developed countries, but may invest in countries with emerging markets.


          INVESTMENT GRADE BOND FUND
          Investment Objective: High total return through current income and capital appreciation, while preserving the principal amount invested. The Fund invests at least 80% of its net assets in investment grade fixed income securities. Trusco focuses on corporate debt securities, U.S. Treasury obligations, and mortgage-backed securities.


          MID-CAP EQUITY FUND
          Investment Objective: Capital appreciation. The Fund invests at least 80% of its net assets in a diversified portfolio of common stocks and other equity securities of U.S. companies that have small- to mid-sized market capitalizations (i.e., companies with market capitalizations of $500 million to $10 billion and companies in the S&P Mid Cap 400 Index).


          SMALL CAP VALUE EQUITY FUND
          Investment Objective: Capital appreciation and current income. The Fund invests at least 80% of its net assets in common stocks of small-sized U.S. companies (i.e., companies with market capitalizations under $2 billion).


          VALUE INCOME STOCK FUND
          Investment Objective: Current income and capital appreciation. The Fund invests at least 80% of its net assets in common stocks and other equity securities of companies.

                        NATIONWIDE LIFE INSURANCE COMPANY

           Modified Single Premium Deferred Variable Annuity Contracts

 Issued by Nationwide Life Insurance Company through its Nationwide Variable
                                  Account - 7

                   The date of this prospectus is May 1, 2002.

--------------------------------------------------------------------------------
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD UNDERSTAND ABOUT THE CONTRACTS BEFORE INVESTING - THE ANNUITY CONTRACT IS THE LEGALLY BINDING INSTRUMENT GOVERNING THE RELATIONSHIP BETWEEN YOU AND NATIONWIDE SHOULD YOU CHOOSE TO INVEST. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.
--------------------------------------------------------------------------------

The following is a list of the underlying mutual funds available under the contract. The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract owners will receive notice of any such changes that affect their contract. Additionally, not all of the underlying mutual funds listed below are available in every state.

AIM VARIABLE INSURANCE FUNDS
o    AIM V.I. Basic Value Fund: Series II Shares
o    AIM V.I. Capital Appreciation Fund: Series II Shares
o AIM V.I. International Growth Fund: Series II Shares (formerly, AIM V.I. International Equity Fund: Series II Shares)
o    AIM V.I. Premier Equity Fund: Series II Shares (formerly, AIM V.I. Value
     Fund: Series II Shares)

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
o    AllianceBernstein International Value Portfolio: Class B
o    AllianceBernstein Small Cap Value Portfolio: Class B
o    Growth and Income Portfolio: Class B
o    Premier Growth Portfolio: Class B

FEDERATED INSURANCE SERIES
o    Federated American Leaders Fund II: Service Shares
o    Federated Capital Appreciation Fund II: Service Shares
o    Federated High Income Bond Fund II: Service Shares*
o    Federated Quality Bond Fund II: Service Shares

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o    VIP Equity-Income Portfolio: Service Class 2
o    VIP Growth Portfolio: Service Class 2
o    VIP High Income Portfolio: Service Class 2*
o    VIP Overseas Portfolio: Service Class 2

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
o    VIP II Contrafund(R)Portfolio: Service Class 2

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
o    VIP III Aggressive Growth Portfolio: Service Class 2
o    VIP III Dynamic Capital Appreciation Portfolio: Service Class 2
o    VIP III Growth & Income Portfolio: Service Class 2
o    VIP III Mid Cap Portfolio: Service Class 2
o    VIP III Value Strategies Portfolio: Service Class 2

GARTMORE VARIABLE INSURANCE TRUST ("GVIT")
o    Dreyfus GVIT Mid Cap Index Fund: Class II
o    Gartmore GVIT Emerging Markets Fund: Class II
o    Gartmore GVIT Government Bond Fund: Class I

o    Gartmore GVIT Investor Destinations Funds
     >>   Gartmore GVIT Investor Destinations Conservative Fund
     >>   Gartmore GVIT Investor Destinations Moderately Conservative Fund
     >>   Gartmore GVIT Investor Destinations Moderate Fund
     >>   Gartmore GVIT Investor Destinations Moderately Aggressive Fund
     >>   Gartmore GVIT Investor Destinations Aggressive Fund
o    Gartmore GVIT Money Market Fund: Class I
o GVIT Small Cap Growth Fund: Class II (subadvisers: Neuberger Berman LLC and Waddell & Reed Investment Management Company)
o    GVIT Small Cap Value Fund: Class II (subadviser: The Dreyfus Coporation)
o GVIT Small Company Fund: Class II (subadvisers: The Dreyfus Corporation, Neuberger Berman LLC, Strong Capital Management, Inc., Waddell & Reed Investment Management Company and Gartmore Global Partners)

MFS(R) VARIABLE INSURANCE TRUST
o    MFS Investors Growth Stock Series: Service Class
o    MFS Mid Cap Growth Series: Service Class
o    MFS New Discovery Series: Service Class
o    MFS Value Series: Service Class

OPPENHEIMER VARIABLE ACCOUNT FUNDS
o    Oppenheimer Capital Appreciation Fund/VA: Service Class
o    Oppenheimer Global Securities Fund/VA: Service Class
o    Oppenheimer Main Street Growth & Income Fund/VA: Service Class
o    Oppenheimer Strategic Bond Fund/VA: Service Class

VAN KAMPEN LIFE INVESTMENT TRUST
o    Comstock Portfolio: Class II
o    Emerging Growth Portfolio: Class II

In addition to the underlying mutual funds listed above, the following underlying mutual funds are available for contracts issued on or after May 1, 2000 and before February 14, 2002:

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o    VIP Money Market Portfolio: Initial Class
o    VIP Value Portfolio: Service Class 2

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
o    VIP II Asset Manager Portfolio: Service Class 2
o    VIP II Asset Manager: Growth Portfolio: Service Class 2
o    VIP II Investment Grade Bond Portfolio: Initial Class
o    VIP II Index 500 Portfolio: Initial Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
o    VIP III Balanced Portfolio: Service Class 2
o    VIP III Growth Opportunities Portfolio: Service Class 2

The following underlying mutual funds are available for contracts issued prior to May 1, 2000:

AIM VARIABLE INSURANCE FUNDS
o    AIM V.I. Basic Value Fund: Series II Shares
o    AIM V.I. Capital Appreciation Fund: Series II Shares
o AIM V.I. International Growth Fund: Series II Shares (formerly, AIM V.I. International Equity Fund: Series II Shares)
o    AIM V.I. Premier Equity Fund: Series II Shares (formerly, AIM V.I. Value
     Fund: Series II Shares)

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
o    AllianceBernstein International Value Portfolio: Class B
o    AllianceBernstein Small Cap Value Portfolio: Class B
o    Growth and Income Portfolio: Class B
o    Premier Growth Portfolio: Class B

FEDERATED INSURANCE SERIES
o    Federated American Leaders Fund II: Service Shares
o    Federated Capital Appreciation Fund II: Service Shares
o    Federated High Income Bond Fund II: Service Shares*
o    Federated Quality Bond Fund II: Service Shares

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o    VIP Equity-Income Portfolio: Service Class
o    VIP Growth Portfolio: Service Class
o    VIP High Income Portfolio: Service Class*
o    VIP Money Market Portfolio: Initial Class
o    VIP Overseas Portfolio: Service Class
o    VIP Value Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
o    VIP II Asset Manager Portfolio: Service Class
o    VIP II Asset Manager: Growth Portfolio: Service Class
o    VIP II Contrafund(R) Portfolio: Service Class
o    VIP II Investment Grade Bond Portfolio: Initial Class
o    VIP II Index 500 Portfolio: Initial Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
o    VIP III Aggressive Growth Portfolio: Service Class
o    VIP III Balanced Portfolio: Service Class
o    VIP III Dynamic Capital Appreciation Portfolio: Service Class
o    VIP III Growth & Income Portfolio: Service Class
o    VIP III Growth Opportunities Portfolio: Service Class
o    VIP III Mid Cap Portfolio: Service Class
o    VIP III Value Strategies Portfolio: Service Class 2

GARTMORE VARIABLE INSURANCE TRUST
o    Dreyfus GVIT Mid Cap Index Fund: Class II
o    Gartmore GVIT Emerging Markets Fund: Class II
o    Gartmore GVIT Government Bond Fund: Class I
o    Gartmore GVIT Investor Destinations Funds
     >>   Gartmore GVIT Investor Destinations Conservative Fund
     >>   Gartmore GVIT Investor Destinations Moderately Conservative Fund
     >>   Gartmore GVIT Investor Destinations Moderate Fund
     >>   Gartmore GVIT Investor Destinations Moderately Aggressive Fund
     >>   Gartmore GVIT Investor Destinations Aggressive Fund
o    Gartmore GVIT Money Market Fund: Class I
o GVIT Small Cap Growth Fund: Class II (subadvisers: Neuberger Berman LLC and Waddell & Reed Investment Management Company)
o    GVIT Small Cap Value Fund: Class II (subadviser: The Dreyfus Coporation)
o GVIT Small Company Fund: Class II (subadvisers: The Dreyfus Corporation, Neuberger Berman LLC, Strong Capital Management, Inc., Waddell & Reed Investment Management Company and Gartmore Global Partners)

MFS(R) VARIABLE INSURANCE TRUST
o    MFS Investors Growth Stock Series: Service Class
o    MFS Mid Cap Growth Series: Service Class
o    MFS New Discovery Series: Service Class
o    MFS Value Series: Service Class


OPPENHEIMER VARIABLE ACCOUNT FUNDS
o    Oppenheimer Capital Appreciation Fund/VA: Service Class
o    Oppenheimer Global Securities Fund/VA: Service Class
o    Oppenheimer Main Street Growth & Income Fund/VA: Service Class
o    Oppenheimer Strategic Bond Fund/VA: Service Class

VAN KAMPEN LIFE INVESTMENT TRUST
o    Comstock Portfolio: Class II
o    Emerging Growth Portfolio: Class II

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account - 7 ("variable account") may be allocated to the fixed account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific information).

--------------------------------------------------------------------------------
The Statement of Additional Information (dated May 1, 2002,) which contains additional information about the contracts and the variable account, including the Condensed Financial Information for the various variable account charges applicable to the contracts, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. (The Condensed Financial Information for the minimum and maximum variable account charges is available in Appendix B of this prospectus.) The table of contents for the Statement of Additional Information is on page 66.
--------------------------------------------------------------------------------


For general information or to obtain FREE copies of the:

o    Statement of Additional Information;
o prospectus, annual report or semi-annual report for any underlying mutual fund;
o    prospectus for the Guaranteed Term Options;
o    required Nationwide forms; or
o    Nationwide's privacy statement,

call:   1-800-848-6331
        1-800-238-3035 (TDD)

or write:

       NATIONWIDE LIFE INSURANCE COMPANY
       ONE NATIONWIDE PLAZA, RR1-04-F4
       COLUMBUS, OHIO 43215

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

                                  WWW.SEC.GOV

Information about this and other Best of America products can be found at:

                              WWW.BESTOFAMERICA.COM

THIS ANNUITY:

o    IS NOT A BANK DEPOSIT
o    IS NOT FDIC INSURED
o    IS NOT INSURED OR ENDORSED BY A BANK OR ANY FEDERAL GOVERNMENT AGENCY
o    IS NOT AVAILABLE IN EVERY STATE
o    MAY GO DOWN IN VALUE

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS



ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit of measure used to calculate the variable annuity payments.

CONTRACT VALUE- The total value of all accumulation units in a contract plus any amount held in the fixed account and any amount held under Guaranteed Term Options.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option that is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

INVESTMENT-ONLY CONTRACT- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

QUALIFIED PLAN- A retirement plan that receives favorable tax treatment under
Section 401 of the Internal Revenue Code, including Investment-only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-only Contracts unless specifically stated otherwise.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408(k) of the Internal Revenue Code.

SIMPLE IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Variable Account - 7, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS..................................5
SUMMARY OF STANDARD CONTRACT EXPENSES......................8
ADDITIONAL CONTRACT OPTIONS................................9
SUMMARY OF ADDITIONAL CONTRACT OPTIONS....................10
CONTRACTS ISSUED ON OR AFTER MAY 1, 2000 -
     UNDERLYING MUTUAL FUND ANNUAL EXPENSES...............11
CONTRACTS ISSUED PRIOR TO MAY 1, 2000 -
     UNDERLYING MUTUAL FUND ANNUAL EXPENSES...............14
EXAMPLE FOR CONTRACTS ISSUED ON OR AFTER
     MAY 1, 2000..........................................17
EXAMPLE FOR CONTRACTS ISSUED PRIOR TO
     MAY 1, 2000..........................................21
SYNOPSIS OF THE CONTRACTS.................................24
FINANCIAL STATEMENTS......................................25
CONDENSED FINANCIAL INFORMATION...........................25
NATIONWIDE LIFE INSURANCE COMPANY.........................26
NATIONWIDE INVESTMENT SERVICES CORPORATION................26
TYPES OF CONTRACTS........................................26
     Charitable Remainder Trusts
     Individual Retirement Annuities ("IRAs")
     Investment-only Contracts (Qualified Plans)
     Non-Qualified Contracts
     Roth IRAs
     Simple IRAs
     Simplified Employee Pension IRAs ("SEP IRAs")
     Tax Sheltered Annuities

INVESTING IN THE CONTRACT.................................28
     The Variable Account and Underlying Mutual Funds
     Guaranteed Term Options
     The Fixed Account

STANDARD CHARGES AND DEDUCTIONS...........................30
     Mortality and Expense Risk Charge
     Contingent Deferred Sales Charge
     Premium Taxes
     Short-Term Trading Fees

OPTIONAL CONTRACT BENEFITS, CHARGES AND   DEDUCTIONS......32
     Reduced Purchase Payment Option
     CDSC Options and Charges
     Death Benefit Options
     Guaranteed Minimum Income Benefit Options
     Extra Value Option
     Beneficiary Protector Option

CONTRACT OWNERSHIP........................................38
     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT.................................39
     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers Prior to Annuitization
     Transfers After Annuitization
     Transfer Requests

RIGHT TO REVOKE...........................................42

SURRENDER (REDEMPTION)....................................42
     Partial Surrenders (Partial Redemptions)
         Full Surrenders (Full Redemptions)
     Surrenders Under a Tax Sheltered Annuity
     Surrenders Under a Texas Optional Retirement
         Program or a Louisiana Optional Retirement Plan

LOAN PRIVILEGE............................................44
     Minimum & Maximum Loan Amounts
     Maximum Loan Processing Fee
     How Loan Requests are Processed
     Loan Interest
     Loan Repayment
     Distributions & Annuity Payments
     Transferring the Contract
     Grace Period & Loan Default

ASSIGNMENT................................................45

CONTRACT OWNER SERVICES...................................46
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals

ANNUITY COMMENCEMENT DATE.................................47

ANNUITIZING THE CONTRACT..................................47
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments
     Guaranteed Minimum Income Benefit Options
     Annuity Payment Options

DEATH BENEFITS............................................51
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     Death Benefit Payment

REQUIRED DISTRIBUTIONS....................................53
     Required Distributions - General Information
     Required Distributions for Non-Qualified Contracts Required Distributions for Tax Sheltered Annuities,
         Individual Retirement Annuities, SEP IRAs, Simple
         IRAs and Roth IRAs

FEDERAL TAX CONSIDERATIONS................................55
     Federal Income Taxes
     Withholding
     Non-Resident Aliens
     Federal Estate, Gift, and Generation Skipping
         Transfer Taxes
     Charge for Tax
     Diversification
     Tax Changes

STATEMENTS AND REPORTS....................................59

LEGAL PROCEEDINGS.........................................59

ADVERTISING ..............................................60

SUB-ACCOUNT PERFORMANCE SUMMARY FOR CONTRACTS ISSUED ON OR
     AFTER MAY 1, 2000....................................63

SUB-ACCOUNT PERFORMANCE SUMMARY FOR CONTRACTS ISSUED PRIOR
     TO MAY 1, 2000.......................................65

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION..66

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS........67

APPENDIX B: CONDENSED FINANCIAL INFORMATION...............73

SUMMARY OF STANDARD CONTRACT EXPENSES

The expenses listed below are charged to all contracts unless:

o    the contract owner meets an available exception under the contract; or
o a contract owner has replaced a standard benefit with an available option for an additional charge.

CONTRACT OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales
Charge ("CDSC") (as a percentage of
purchase payments surrendered).........................7% 1

Range of CDSC over time:

-------------------------------- ------------------------
NUMBER OF COMPLETED YEARS FROM            CDSC
   DATE OF PURCHASE PAYMENT            PERCENTAGE
-------------------------------- ------------------------
-------------------------------- ------------------------
               0                           7%
-------------------------------- ------------------------
-------------------------------- ------------------------
               1                           7%
-------------------------------- ------------------------
-------------------------------- ------------------------
               2                           6%
-------------------------------- ------------------------
-------------------------------- ------------------------
               3                           5%
-------------------------------- ------------------------
-------------------------------- ------------------------
               4                           4%
-------------------------------- ------------------------
-------------------------------- ------------------------
               5                           3%
-------------------------------- ------------------------
-------------------------------- ------------------------
               6                           2%
-------------------------------- ------------------------
-------------------------------- ------------------------
               7                           0%
-------------------------------- ------------------------


1 Each contract year, the contract owner may withdraw without a CDSC the greater of:

a) 10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver); or

b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

     This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year (see "Contingent Deferred Sales Charge").

     The Internal Revenue Code may impose restrictions on withdrawals for contracts issued as Tax Sheltered Annuities.




VARIABLE ACCOUNT CHARGES 2
(annualized rate of variable account charges as a percentage of daily net assets)

Mortality and Expense Risk Charge......................0.95%
     Total Variable Account Charges....................0.95%3

2 These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account or to the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.

3 Charges shown include the Five-Year Reset Death Benefit that is standard to every contract (see "Death Benefit Payment").

MAXIMUM LOAN PROCESSING FEE..............................$25

Nationwide may assess a loan processing fee at the time each new loan is processed. Currently, Nationwide does not assess a loan processing fee. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee (see "Loan Privilege").

ADDITIONAL CONTRACT OPTIONS

For an additional charge, the following options are available to contract owners (upon approval by state insurance authorities). These options must be elected at the time of application unless otherwise stated, and will replace the corresponding standard contract benefits.

If the contract owner chooses one or more of the following optional benefits, a corresponding charge will be deducted. Charges for the optional benefits are IN ADDITION TO the standard variable account charges. Except as otherwise noted, optional benefit charges will only apply to allocations made to the variable account and are charged as a percentage of the average variable account value.

REDUCED PURCHASE PAYMENT OPTION

For an additional charge at an annualized rate of 0.25% of the daily net assets of the variable account, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. This option is not available to contracts issued as Investment-only Contracts.

     Reduced Purchase Payment Option...................0.25%
       Total Variable Account Charges
       (including this option only)....................1.20%

FIVE YEAR CDSC OPTION

For an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account, an applicant can receive a 5 year CDSC schedule instead of the standard 7 year CDSC schedule.

For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

   Five Year CDSC Option ..............................0.15%
     Total Variable Account Charges
     (including this option only)......................1.10%

Range of Five Year CDSC over time:
-------------------------------- ----------------------------
NUMBER OF COMPLETED YEARS FROM              CDSC
   DATE OF PURCHASE PAYMENT              PERCENTAGE
-------------------------------- ----------------------------
-------------------------------- ----------------------------
               0                             7%
-------------------------------- ----------------------------
-------------------------------- ----------------------------
               1                             7%
-------------------------------- ----------------------------
-------------------------------- ----------------------------
               2                             6%
-------------------------------- ----------------------------
-------------------------------- ----------------------------
               3                             4%
-------------------------------- ----------------------------
-------------------------------- ----------------------------
               4                             2%
-------------------------------- ----------------------------
-------------------------------- ----------------------------
               5                             0%
-------------------------------- ----------------------------





CDSC WAIVER OPTIONS

     ADDITIONAL WITHDRAWAL WITHOUT CHARGE AND DISABILITY WAIVER

     For an additional charge at an annualized rate of 0.10% of the daily net assets of the variable account, an applicant can receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver. This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract (see "CDSC Options and Charges").

     Additional Withdrawal Without
     Charge and Disability Waiver .....................0.10%
       Total Variable Account Charges
       (including this option only) ...................1.05%

     ADDITIONAL CDSC WAIVER OPTIONS FOR TAX SHELTERED ANNUITIES

     Tax Sheltered Annuity applicants may also elect two additional CDSC waiver options (see "CDSC Options and Charges").

     10 Year and Disability Waiver.....................0.05%
       Total Variable Account Charges
       (including this option only) ...................1.00%

     Hardship Waiver...................................0.15%
       Total Variable Account Charges
       (including this option only)....................1.10%

DEATH BENEFIT OPTIONS

     Applicants may choose among the following death benefits as a replacement for the Five-Year Reset Death Benefit that is standard to every contract if their contract is issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications:

   One-Year Enhanced Death Benefit with Long
   Term Care/Nursing Home Waiver and Spousal Protection0.15%
       Total Variable Account Charges
       (including this option only)....................1.10%

     Greater of One-Year or 5% Enhanced Death Benefit
     with Long Term Care/Nursing Home Waiver and Spousal
     Protection........................................0.20%
       Total Variable Account Charges
       (including this option only)....................1.15%

Applicants may choose among the following death benefits as a replacement for the Five-Year Reset Death Benefit that is standard to every contract if their contract is issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve the contract options listed above:

   One-Year Step Up Death Benefit......................0.05%
     Total Variable Account Charges
     (including this option only)......................1.00%

   5% Enhanced Death Benefit...........................0.10%
     Total Variable Account Charges
     (including this option only)......................1.05%

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS

Effective January 2, 2001, applicants may elect one of two Guaranteed Minimum Income Benefit Options (see "Guaranteed Minimum Income Benefit Options"). Not all options may be available in every state.

   Guaranteed Minimum Income Benefit Option 1..........0.45%
     Total Variable Account Charges
     (including this option only)......................1.40%

   Guaranteed Minimum Income Benefit
   Option 2............................................0.30%
       Total Variable Account Charges
       (including this option only)....................1.25%

EXTRA VALUE OPTION

For an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account, Nationwide will credit 3% of the purchase payment(s) made to the contract during the first 12 months the contract is in force. Nationwide will discontinue deducting this charge 7 years from the date the contract was issued (see "Extra Value Option").

   Extra Value Option..................................0.45%
     Total Variable Account Charges
     (including this option only)......................1.40%

Allocations made to the fixed account or to the Guaranteed Term Options for the first 7 contract years will be assessed a fee of 0.45%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account for the first 7 contract years will be lowered by 0.45% due to the assessment of this charge.

BENEFICIARY PROTECTOR OPTION

For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, the contract owner may elect the Beneficiary Protector Option (see "Beneficiary Protector Option").

   Beneficiary Protector Option........................0.40%
     Total Variable Account Charges
     (including this option only)......................1.35%

Allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge.

SUMMARY OF ADDITIONAL CONTRACT OPTIONS

If the contract owner elects all of the additional contract options that are available under the contract, the maximum variable account charges the contract owner would pay would be an annualized rate of 3.15% of the daily net assets of the variable account. The maximum charges consists of the following:

   Mortality and Expense Risk Charge
     (applicable to all contracts).....................0.95%
   Reduced Purchased Payment Option....................0.25%
   Five Year CDSC Option...............................0.15%
   Additional Withdrawal Without Charge
     and Disability Waiver.............................0.10%
   10 Year and Disability Waiver
     (for contracts issued as Tax Sheltered
     Annuities only)...................................0.05%
   Hardship Waiver (for contracts issued
     as Tax Sheltered Annuities only)..................0.15%
   Greater of One-Year or 5% Enhanced
     Death Benefit with Long Term Care/
     Nursing Home Waiver and Spousal
     Protection........................................0.20%
   Guaranteed Minimum Income Benefit
     Option 1 .........................................0.45%
   Extra Value Option..................................0.45%
   Beneficiary Protector Option........................0.40%

   TOTAL VARIABLE ACCOUNT CHARGES WHEN THE
     MAXIMUM OPTIONS ARE ELECTED.......................3.15%


                                     CONTRACTS ISSUED ON OR AFTER MAY 1, 2000
                                      UNDERLYING MUTUAL FUND ANNUAL EXPENSES
                (as a percentage of underlying mutual fund net assets, after expense reimbursement)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Management       Other         12b-1       Total Underlying
                                                                        Fees         Expenses        Fees     Mutual Fund Expenses
-----------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series       0.73%          0.57%         0.15%            1.45%
II Shares
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds - AIM V.I. Capital Appreciation           0.61%          0.24%         0.25%            1.10%
Fund: Series II Shares
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds - AIM V.I. International Growth           0.73%          0.32%         0.25%            1.30%
Fund: Series II Shares
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund:           0.60%          0.25%         0.25%            1.10%
Series II Shares
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Alliance Variable Products Series Fund, Inc. - AllianceBernstein       0.00%          0.95%         0.25%            1.20%
International Value Portfolio: Class B
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Alliance Variable Products Series Fund, Inc. - AllianceBernstein       0.00%          0.95%         0.25%            1.20%
Small Cap Value Portfolio: Class B
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Alliance Variable Products Series Fund, Inc. - Growth and Income       0.63%          0.04%         0.25%            0.92%
Portfolio: Class B
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Alliance Variable Products Series Fund, Inc. - Premier Growth          1.00%          0.04%         0.25%            1.29%
Portfolio: Class B
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Federated American Leaders Fund II: Service Shares                     0.75%          0.12%         0.25%            1.12%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Federated Capital Appreciation Fund II: Service Shares                 0.00%          0.91%         0.25%            1.16%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series - Federated High Income Bond Fund II:       0.60%          0.16%         0.25%            1.01%
Service Shares
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Federated Quality Bond Fund II: Service Shares                         0.55%          0.15%         0.25%            0.95%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio: Service Class 2                  0.48%          0.11%         0.25%            0.84%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio: Service Class 2                         0.58%          0.10%         0.25%            0.93%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio: Service Class 2                    0.58%          0.15%         0.25%            0.98%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio: Initial Class                     0.18%          0.10%         0.00%            0.28%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio: Service Class 2                       0.73%          0.20%         0.25%            1.18%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Portfolio: Service Class 2                          0.58%          0.92%         0.25%            1.75%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio: Service Class 2               0.53%          0.12%         0.25%            0.90%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager: Growth Portfolio: Service Class 2       0.58%          0.17%         0.25%            1.00%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)Portfolio: Service Class 2                 0.58%          0.11%         0.25%            0.94%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Investment Grade Bond Portfolio: Initial Class         0.43%          0.11%         0.00%            0.54%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Index 500 Portfolio: Initial Class                     0.24%          0.04%         0.00%            0.28%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Aggressive Growth Portfolio: Service Class 2          0.63%          0.87%         0.25%            1.75%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Balanced Portfolio: Service Class 2                   0.43%          0.15%         0.25%            0.83%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Dynamic Capital Appreciation Portfolio: Service       0.58%          0.92%         0.25%            1.75%
Class 2
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth & Income Portfolio: Service Class 2            0.48%          0.11%         0.25%            0.84%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio: Service Class 2       0.58%          0.12%         0.25%            0.95%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Mid Cap Portfolio: Service Class 2                    0.58%          0.11%         0.25%            0.94%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Value Strategies Portfolio: Service Class 2           0.58%          0.26%         0.25%            1.09%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Dreyfus GVIT Mid Cap Index Fund: Class II                         0.50%          0.26%         0.25%            1.01%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Emerging Markets Fund: Class II                     1.15%          0.21%         0.25%            1.61%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Government Bond Fund: Class I                       0.50%          0.25%         0.00%            0.75%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Conservative Fund             0.00%          0.36%         0.25%            0.61%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Moderately Conservative       0.00%          0.36%         0.25%            0.61%
Fund
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Moderate Fund                 0.13%          0.20%         0.25%            0.58%
-----------------------------------------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Management       Other         12b-1       Total Underlying
                                                                        Fees         Expenses        Fees     Mutual Fund Expenses
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Moderately Aggressive         0.10%          0.26%         0.25%            0.61%
Fund
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Aggressive Fund               0.07%          0.29%         0.25%            0.61%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Money Market Fund: Class I                          0.38%          0.25%         0.00%            0.63%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap Growth Fund: Class II                              1.10%          0.28%         0.25%            1.63%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap Value Fund: Class II                               0.86%          0.22%         0.25%            1.33%
-----------------------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Company Fund: Class II                                 0.93%          0.26%         0.25%            1.44%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust - MFS Investors Growth Stock Series:      0.75%          0.17%         0.20%            1.12%
Service Class
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service      0.75%          0.16%         0.00%            0.91%
Class
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust - MFS New Discovery Series: Service       0.90%          0.15%         0.20%            1.25%
Class
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust - MFS Value Series: Service Class         0.75%          0.15%         0.20%            1.10%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Capital               0.64%          0.02%         0.25%            0.91%
Appreciation Fund/VA: Service Class
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Global                0.74%          0.03%         0.25%            1.02%
Securities Fund/VA: Service Class
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Main Street           0.68%          0.05%         0.25%            0.98%
Growth & Income Fund/VA: Service Class
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond        0.64%          0.06%         0.25%            0.95%
Fund/VA: Service Class
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust - Comstock Portfolio: Class II        0.00%          0.79%         0.25%            1.04%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust - Emerging Growth Portfolio:          0.70%          0.06%         0.25%            1.01%
Class II
-----------------------------------------------------------------------------------------------------------------------------------

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.




Some underlying mutual funds are subject to fee waivers and expense reimbursements.  The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursement.

                                      UNDERLYING MUTUAL FUND ANNUAL EXPENSES
               (as a percentage of underlying mutual fund net assets, before expense reimbursement)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Management       Other         12b-1       Total Underlying
                                                                        Fees         Expenses        Fees     Mutual Fund Expenses
-----------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series       0.73%          0.57%         0.25%            1.55%
II Shares
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Alliance Variable Products Series Fund, Inc. - AllianceBernstein       1.00%          8.06%         0.25%            9.31%
International Value Portfolio: Class B
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Alliance Variable Products Series Fund, Inc. - AllianceBernstein       1.00%          1.92%         0.25%            3.17%
Small Cap Value Portfolio: Class B
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Federated American Leaders Fund II: Service Shares                     0.75%          0.37%         0.25%            1.37%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Federated Capital Appreciation Fund II: Service Shares                 0.85%          3.06%         0.25%            4.16%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series - Federated High Income Bond Fund II:       0.60%          0.41%         0.25%            1.26%
Service Shares
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Federated Quality Bond Fund II: Service Shares                         0.60%          0.40%         0.25%            1.25%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Portfolio: Service Class 2                          0.58%          6.55%         0.25%            7.38%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Index 500 Portfolio: Initial Class                     0.24%          0.11%         0.00%            0.35%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Aggressive Growth Portfolio: Service Class 2          0.63%          2.35%         0.25%            3.23%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Dynamic Capital Appreciation Portfolio: Service       0.58%          2.94%         0.25%            3.77%
Class 2
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Conservative Fund             0.13%          0.43%         0.25%            0.81%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Moderately Conservative       0.13%          0.42%         0.25%            0.80%
Fund
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Moderately Aggressive         0.13%          0.26%         0.25%            0.64%
Fund
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Aggressive Fund               0.13%          0.29%         0.25%            0.67%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service      0.75%          0.21%         0.00%            0.96%
Class
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust - MFS New Discovery Series: Service       0.90%          0.18%         0.25%            1.33%
Class
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust - MFS Value Series: Service Class         0.75%          0.44%         0.20%            1.39%
-----------------------------------------------------------------------------------------------------------------------------------

Some underlying mutual funds assess (or reserve the right to assess) a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account. Currently, none of the underlying mutual funds assess a short-term trading fee.



                                       CONTRACTS ISSUED PRIOR TO MAY 1, 2000
                                      UNDERLYING MUTUAL FUND ANNUAL EXPENSES
                (as a percentage of underlying mutual fund net assets, after expense reimbursement)

------------------------------------------------------------------------------------------------------------------------------------
                                                                   Management         Other          12b-1       Total Underlying
                                                                      Fees          Expenses         Fees      Mutual Fund Expenses
------------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds - AIM V.I. Basic Value Fund:            0.73%           0.57%          0.15%              1.45%
Series II Shares
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds - AIM V.I. Capital Appreciation         0.61%           0.24%          0.25%              1.10%
Fund: Series II Shares
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds - AIM V.I. International Growth         0.73%           0.32%          0.25%              1.30%
Fund: Series II Shares
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund:         0.60%           0.25%          0.25%             1. 10%
Series II Shares
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Alliance Variable Products Series Fund, Inc. -                       0.00%           0.95%          0.25%              1.20%
AllianceBernstein International Value Portfolio: Class B
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Alliance Variable Products Series Fund, Inc. -                       0.00%           0.95%          0.25%              1.20%
AllianceBernstein Small Cap Value Portfolio: Class B
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Alliance Variable Products Series Fund, Inc. - Growth and            0.63%           0.04%          0.25%              0.92%
Income Portfolio: Class B
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Alliance Variable Products Series Fund, Inc. - Premier Growth        1.00%           0.04%          0.25%              1.29%
Portfolio: Class B
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Federated American Leaders Fund II: Service Shares                   0.75%           0.12%          0.25%              1.12%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Federated Capital Appreciation Fund II: Service Shares               0.00%           0.91%          0.25%              1.16%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series - Federated High Income Bond Fund         0.60%           0.16%          0.25%              1.01%
II: Service Shares
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Federated Quality Bond Fund II: Service Shares                       0.55%           0.15%          0.25%              0.95%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio: Service Class                  0.48%           0.10%          0.10%              0.68%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio: Service Class                         0.58%           0.10%          0.10%              0.78%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio: Service Class                    0.58%           0.13%          0.10%              0.81%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio: Initial Class                   0.18%           0.10%          0.00%              0.28%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio: Service Class                       0.73%           0.20%          0.10%              1.03%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Portfolio: Service Class                          0.58%           0.92%          0.10%              1.60%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio: Service Class               0.53%           0.11%          0.10%              0.74%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager: Growth Portfolio: Service Class       0.58%           0.15%          0.10%              0.83%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)Portfolio: Service Class                 0.58%           0.10%          0.10%              0.78%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Investment Grade Bond Portfolio: Initial Class       0.43%           0.11%          0.10%              0.64%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Index 500 Portfolio: Initial Class                   0.24%           0.04%          0.10%              0.38%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Aggressive Growth Portfolio: Service Class          0.63%           0.87%          0.10%              1.60%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Balanced Portfolio: Service Class                   0.43%           0.14%          0.10%              0.67%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Dynamic Capital Appreciation Portfolio:             0.58%           0.92%          0.10%              1.60%
Service Class
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth & Income Portfolio: Service Class            0.48%           0.10%          0.10%              0.68%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio: Service Class       0.58%           0.11%          0.10%              0.79%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Mid Cap Portfolio: Service Class                    0.58%           0.11%          0.10%              0.79%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Value Strategies Portfolio: Service Class 2         0.58%           0.26%          0.25%              1.09%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GVIT Dreyfus GVIT Mid Cap Index Fund: Class II                       0.50%           0.26%          0.25%              1.01%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Emerging Markets Fund: Class II                   1.15%           0.21%          0.25%              1.61%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Government Bond Fund: Class I                     0.50%           0.25%          0.00%              0.75%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Conservative Fund           0.00%           0.36%          0.25%              0.61%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Moderately                  0.00%           0.36%          0.25%              0.61%
Conservative Fund
------------------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------------------------
                                                                   Management         Other          12b-1       Total Underlying
                                                                      Fees          Expenses         Fees      Mutual Fund Expenses
------------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Moderate Fund                0.13%          0.20%            0.25%           0.58%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Moderately Aggressive        0.10%          0.26%            0.25%           0.61%
Fund
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Aggressive Fund              0.07%          0.29%            0.25%           0.61%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Money Market Fund: Class I                         0.38%          0.25%            0.00%           0.63%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap Growth Fund: Class II                             1.10%          0.28%            0.25%           1.63%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap Value Fund: Class II                              0.86%           0.22%           0.25%           1.33%
------------------------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Company Fund: Class II                                0.93%          0.26%            0.25%           1.44%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust - MFS Investors Growth Stock             0.75%          0.17%            0.20%           1.12%
Series: Service Class
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust - MFS Mid Cap Growth Series:             0.75%          0.16%            0.00%           0.91%
Service Class
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust - MFS New Discovery Series:              0.90%          0.15%            0.20%           1.25%
Service Class
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust - MFS Value Series: Service Class        0.75%          0.15%            0.20%           1.10%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Capital              0.64%          0.02%            0.25%           0.91%
Appreciation Fund/VA: Service Class
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Global               0.74%          0.03%            0.25%           1.02%
Securities Fund/VA: Service Class
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Main Street          0.68%          0.05%            0.25%           0.98%
Growth & Income Fund/VA: Service Class
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond       0.64%          0.06%            0.25%           0.95%
Fund/VA: Service Class
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust - Comstock Portfolio: Class II       0.00%          0.79%            0.25%           1.04%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust - Emerging Growth Portfolio:         0.70%          0.06%            0.25%           1.01%
Class II
------------------------------------------------------------------------------------------------------------------------------------

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.




Some underlying mutual funds are subject to fee waivers and expense reimbursements.  The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursement.

                                      UNDERLYING MUTUAL FUND ANNUAL EXPENSES
               (as a percentage of underlying mutual fund net assets, before expense reimbursement)

------------------------------------------------------------------------------------------------------------------------------------
                                                                   Management         Other          12b-1       Total Underlying
                                                                      Fees          Expenses         Fees      Mutual Fund Expenses
------------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds - AIM V.I. Basic Value Fund:            0.73%           0.57%          0.25%              1.55%
Series II Shares
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Alliance Variable Products Series Fund, Inc. -                       1.00%           8.06%          0.25%              9.31%
AllianceBernstein International Value Portfolio: Class B
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Alliance Variable Products Series Fund, Inc. -                       1.00%           1.92%          0.25%              3.17%
AllianceBernstein Small Cap Value Portfolio: Class B
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Federated American Leaders Fund II: Service Shares                   0.75%           0.37%          0.25%              1.37%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Federated Capital Appreciation Fund II: Service Shares               0.85%           3.06%          0.25%              4.16%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series - Federated High Income Bond Fund         0.60%           0.41%          0.25%              1.26%
II: Service Shares
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Federated Quality Bond Fund II: Service Shares                       0.60%           0.40%          0.25%              1.25%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Portfolio: Service Class                          0.58%           6.55%          0.10%              7.23%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Index 500 Portfolio: Initial Class                   0.24%           0.11%          0.00%              0.35%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Aggressive Growth Portfolio: Service Class          0.63%           2.36%          0.10%              3.09%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Dynamic Capital Appreciation Portfolio:             0.58%           2.95%          0.10%              3.63%
Service Class
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Conservative Fund           0.13%           0.43%          0.25%              0.81%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Moderately                  0.13%           0.42%          0.25%              0.80%
Conservative Fund
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Moderately Aggressive       0.13%           0.26%          0.25%              0.64%
Fund
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Aggressive Fund             0.13%           0.29%          0.25%              0.67%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust - MFS Mid Cap Growth Series:            0.75%           0.21%          0.00%              0.96%
Service Class
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust - MFS New Discovery Series:             0.90%           0.18%          0.25%              1.33%
Service Class
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust - MFS Value Series: Service Class       0.75%           0.44%          0.20%              1.39%
------------------------------------------------------------------------------------------------------------------------------------

Some underlying mutual funds assess (or reserve the right to assess) a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account. Currently, none of the underlying mutual funds assess a short-term trading fee.

EXAMPLE - FOR CONTRACTS ISSUED ON OR AFTER MAY 1, 2000

The following chart shows the expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in underlying mutual fund expenses. The underlying mutual fund expense information is for the period ended December 31, 2001 and reflects any reimbursements and/or waivers in effect at that time. If the underlying mutual fund expenses did not reflect the reimbursements and/or waivers, the expenses contained in the table below would be higher.

These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects the 7 year CDSC schedule and total variable account charges of 3.15% which is the maximum charge for the maximum number of optional benefits.

For those contracts that do not elect the maximum number of optional benefits, the expenses are reduced. Deductions for premium taxes are not reflected but may apply.




------------------------------------------------------------------------------------------------------------------------------------
                                    If you surrender your contract   If you do not surrender your    If you annuitize your contract
                                     at the end of the applicable     contract at the end of the      at the end of the applicable
                                              time period               applicable time period                time period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                     1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs  5 Yrs.  10 Yrs.  1 Yr.  3 Yrs.  5 Yrs.    10 Yrs.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds - AIM    111     199    278     487      48    145     242     487      *     145     242        487
V.I. Basic Value Fund: Series II
Shares
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds - AIM    108     189    262     457      45    135     226     457      *     135     226        457
V.I. Capital Appreciation Fund:
Series II Shares
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds - AIM    110     195    271     474      47    141     235     474      *     141     235        474
V.I. International Growth Fund:
Series II Shares
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds - AIM    108     189    262     457      45    135     226     457      *     135     226        457
V.I. Premier Equity Fund: Series
Fund II Shares
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Alliance Variable Products Series     109     192    266     466      46    138     230     466      *     138     230        466
Fund, Inc. - AllianceBernstein
International Value Portfolio:
Class B
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Alliance Variable Products Series     109     192    266     466      46    138     230     466      *     138     230        466
Fund, Inc. - AllianceBernstein
Small Cap Value Portfolio: Class B
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Alliance Variable Products Series     106     183    253     442      43    129     217     442      *     129     217        442
Fund, Inc. - Growth and Income
Portfolio: Class B
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Alliance Variable Products Series     110     194    271     473      47    140     235     473      *     140     235        473
Fund, Inc. - Premier Growth
Portfolio: Class B
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Federated American Leaders Fund       108     189    263     459      45    135     227     459      *     135     227        459
II: Service Shares
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Federated Capital Appreciation        108     190    264     462      45    136     228     462      *     136     228        462
Fund II: Service Shares
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series -          107     186    257     449      44    132     221     449      *     132     221        449
Federated High Income Bond Fund
II: Service Shares
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Federated Quality Bond Fund II:       106     184    254     444      43    130     218     444      *     130     218        444
Service Shares
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income            105     181    249     435      42    127     213     435      *     127     213        435
Portfolio: Service Class 2
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                    If you surrender your contract   If you do not surrender your    If you annuitize your contract
                                     at the end of the applicable     contract at the end of the      at the end of the applicable
                                              time period               applicable time period                time period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                     1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs  5 Yrs.  10 Yrs.  1 Yr.  3 Yrs.  5 Yrs.    10 Yrs.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio:        106     183    253     442      43    129     217     442      *     129     217        442
Service Class 2
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income              106     185    256     447      43    131     220     447      *     131     220        447
Portfolio: Service Class 2
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio   99      164    221     384      36    110     185     384      *     110     185        384
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio:      108     191    265     464      45    137     229     464      *     137     229        464
Service Class 2
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Portfolio:         114     208    293     511      51    154     257     511      *     154     257        511
Service Class 2
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager         106     183    252     440      43    129     216     440      *     129     216        440
Portfolio: Service Class 2
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager:        107     186    257     449      44    132     221     449      *     132     221        449
Growth Portfolio: Service Class 2
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)         106     184    254     443      43    130     218     443      *     130     218        443
Portfolio: Service Class 2
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Investment Grade      102     172    234     408      39    118     198     408      *     118     198        408
Bond Portfolio
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Index 500 Portfolio   99      164    221     384      36    110     185     384      *     110     185        384
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Aggressive Growth    114     208    293     511      51    154     257     511      *     154     257        511
Portfolio: Service Class 2
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Balanced             105     180    248     434      42    126     212     434      *     126     212        434
Portfolio: Service Class 2
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Dynamic Capital      114     208    293     511      51    154     257     511      *     154     257        511
Appreciation Portfolio: Service
Class 2
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth & Income      105     181    249     435      42    127     213     435      *     127     213        435
Portfolio: Service Class 2
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth               106     184    254     444      43    130     218     444      *     130     218        444
Opportunities Portfolio: Service
Class 2
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Mid Cap              106     184    254     443      43    130     218     443      *     130     218        443
Portfolio: Service Class 2
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Value Strategies     108     188    261     456      45    134     225     456      *     134     225        456
Portfolio: Service Class 2
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GVIT Dreyfus GVIT Mid Cap Index       107     186    257     449      44    132     221     449      *     132     221        449
Fund: Class II
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Emerging           113     204    286     500      50    150     250     500      *     150     250        500
Markets Fund: Class II
------------------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------------------------
                                    If you surrender your contract   If you do not surrender your    If you annuitize your contract
                                     at the end of the applicable     contract at the end of the      at the end of the applicable
                                              time period               applicable time period                time period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                     1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs  5 Yrs.  10 Yrs.  1 Yr.  3 Yrs.  5 Yrs.    10 Yrs.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Government Bond    104     178    244     427      41    124     208     427      *     124     208        427
Fund: Class I
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor           102     174    238     414      39    120     202     414      *     120     202        414
Destinations Conservative Fund
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor           102     174    238     414      39    120     202     414      *     120     202        414
Destinations Moderately
Conservative Fund
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor           102     173    236     411      39    119     200     411      *     119     200        411
Destinations Moderate Fund
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor           102     174    238     414      39    120     202     414      *     120     202        414
Destinations Moderately Aggressive
Fund
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor           102     174    238     414      39    120     202     414      *     120     202        414
Destinations Aggressive Fund
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Money Market       103     174    239     416      40    120     203     416      *     120     203        416
Fund: Class I
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap Growth Fund:      113     205    287     501      50    151     251     501      *     151     251        501
Class II
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap Value Fund:       110     196    273     477      47    142     237     477      *     142     237        477
Class II
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Company Fund:         111     199    278     486      48    145     242     486      *     145     242        486
Class II
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust - MFS    108     189    263     459      45    135     227     459      *     135     227        459
Investors Growth Stock Series:
Service Class
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust - MFS    106     183    252     441      43    129     216     441      *     129     216        441
Mid Cap Growth Series: Service
Class
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust - MFS    109     193    269     470      46    139     233     470      *     139     233        470
New Discovery Series: Service Class
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust - MFS    108     189    262     457      45    135     226     457      *     135     226        457
Value Series: Service Class
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds    106     183    252     441      43    129     216     441      *     129     216        441
- Oppenheimer Capital Appreciation
Fund/VA: Service Class
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds    107     186    258     450      44    132     222     450      *     132     222        450
- Oppenheimer Global Securities
Fund/VA: Service Class
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds    106     185    256     447      43    131     220     447      *     131     220        447
- Oppenheimer Main Street Growth &
Income Fund/VA: Service Class
------------------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------------------------
                                    If you surrender your contract   If you do not surrender your    If you annuitize your contract
                                     at the end of the applicable     contract at the end of the      at the end of the applicable
                                              time period               applicable time period                time period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                     1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs  5 Yrs.  10 Yrs.  1 Yr.  3 Yrs.  5 Yrs.    10 Yrs.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds    106     184    254     444      43    130     218     444      *     130     218        444
- Oppenheimer Strategic Bond
Fund/VA: Service Class
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust -    107     187    259     452      44    133     223     452      *     133     223        452
Comstock Portfolio: Class II
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust -    107     186    257     449      44    132     221     449      *     132     221        449
Emerging Growth Portfolio: Class II
------------------------------------------------------------------------------------------------------------------------------------

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

EXAMPLE - FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2000


The following chart shows the expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in underlying mutual fund expenses. The underlying mutual fund expense information is for the period ended December 31, 2001 and reflects any reimbursements and/or waivers in effect at that time. If the underlying mutual fund expenses did not reflect the reimbursements and/or waivers, the expenses contained in the table below would be higher.

These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects the 7 year CDSC schedule and total variable account charges of 3.15% which is the maximum charge for the maximum number of optional benefits.

For those contracts that do not elect the maximum number of optional benefits, the expenses are reduced. Deductions for premium taxes are not reflected but may apply.



-------------------------------------------------------------------------------------------------------------------------------
                                    If you surrender your contract If you do not surrender your      If you annuitize your
                                     at the end of the applicable   contract at the end of the             contract
                                             time period              applicable time period     at the end of the applicable
                                                                                                          time period
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                    1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds - AIM   111     199    278     487      48    145    242     487      *     145     242     487
V.I. Basic Value Fund: Series II
Shares
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds - AIM   108     189    262     457      45    135    226     457      *     135     226     457
V.I. Capital Appreciation Fund:
Series II Shares
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds - AIM   110     195    271     474      47    141    235     474      *     141     235     474
V.I. International Growth Fund:
Series II Shares
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds - AIM   108     189    262     457      45    135    226     457      *     135     226     457
V.I. Premier Equity Fund: Series
Fund II Shares
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Alliance Variable Products Series    109     192    266     466      46    138    230     466      *     138     230     466
Fund, Inc. - AllianceBernstein
International Value Portfolio:
Class B
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Alliance Variable Products Series    109     192    266     466      46    138    230     466      *     138     230     466
Fund, Inc. - AllianceBernstein
Small Cap Value Portfolio: Class B
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Alliance Variable Products Series    106     183    253     442      43    129    217     442      *     129     217     442
Fund, Inc. - Growth and Income
Portfolio: Class B
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Alliance Variable Products Series    110     194    271     473      47    140    235     473      *     140     235     473
Fund, Inc. - Premier Growth
Portfolio: Class B
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Federated American Leaders Fund      108     189    263     459      45    135    227     459      *     135     227     459
II: Service Shares
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Federated Capital Appreciation       108     190    264     462      45    136    228     462      *     136     228     462
Fund II: Service Shares
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series -         107     186    257     449      44    132    221     449      *     132     221     449
Federated High Income Bond Fund
II: Service Shares
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Federated Quality Bond Fund II:      106     184    254     444      43    130    218     444      *     130     218     444
Service Shares
-------------------------------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------------------------------
                                    If you surrender your contract If you do not surrender your      If you annuitize your
                                     at the end of the applicable   contract at the end of the             contract
                                             time period              applicable time period     at the end of the applicable
                                                                                                          time period
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                    1 Yr.  3 Yrs.  5 Yrs.  10 Yrs. 1 Yr.  3 Yrs  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs. 5 Yrs.  10 Yrs.
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income           103     176    241     420      40    122    205     420      *     122     205     420
Portfolio: Service Class
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio:       104     179    246     429      41    125    210     429      *     125     210     429
Service Class
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income             105     180    247     432      42    126    211     432      *     126     211     432
Portfolio: Service Class
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio   99     164    221     384      36    110    185     384      *     110     185     384
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio:     107     186    258     451      44    132    222     451      *     132     222     451
Service Class
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Portfolio:        113     204    285     499      50    150    249     499      *     150     249     499
Service Class
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager        104     178    244     426      41    124    208     426      *     124     208     426
Portfolio: Service Class
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager:       105     180    248     434      42    126    212     434      *     126     212     434
Growth Portfolio: Service Class
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)        104     179    246     429      41    125    210     429      *     125     210     429
Portfolio: Service Class
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Investment Grade     102     172    234     408      39    118    198     408      *     118     198     408
Bond Portfolio
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Index 500 Portfolio  100     167    226     393      37    113    190     393      *     113     190     393
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Aggressive Growth   113     204    285     499      50    150    249     499      *     150     249     499
Portfolio: Service Class
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Balanced            103     176    241     419      40    122    205     419      *     122     205     419
Portfolio: Service Class
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Dynamic Capital     113     204    285     499      50    150    249     499      *     150     249     499
Appreciation Portfolio: Service
Class
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth & Income     103     176    241     420      40    122    205     420      *     122     205     420
Portfolio: Service Class
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth              104     179    246     430      41    125    210     430      *     125     210     430
Opportunities Portfolio: Service
Class
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Mid Cap             104     179    246     430      41    125    210     430      *     125     210     430
Portfolio: Service Class
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Value Strategies    108     188    261     456      45    134    225     456      *     134     225     456
Portfolio: Service Class 2
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
GVIT Dreyfus GVIT Mid Cap Index      107     186    257     449      44    132    221     449      *     132     221     449
Fund: Class II
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Emerging          113     204    286     500      50    150    250     500      *     150     250     500
Markets Fund: Class II
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Government Bond   104     178    244     427      41    124    208     427      *     124     208     427
Fund: Class I
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor          102     174    238     414      39    120    202     414      *     120     202     414
Destinations Conservative Fund
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor          102     174    238     414      39    120    202     414      *     120     202     414
Destinations Moderately
Conservative Fund
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor          102     173    236     411      39    119    200     411      *     119     200     411
Destinations Moderate Fund
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor          102     174    238     414      39    120    202     414      *     120     202     414
Destinations Moderately Aggressive
Fund
-------------------------------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------------------------------
                                    If you surrender your contract If you do not surrender your      If you annuitize your
                                     at the end of the applicable   contract at the end of the             contract
                                             time period              applicable time period     at the end of the applicable
                                                                                                          time period
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                    1 Yr.  3 Yrs.  5 Yrs.  10 Yrs. 1 Yr.  3 Yrs  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs. 5 Yrs.  10 Yrs.
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor          102     174     238     414     39    120    202     414      *     120     202     414
Destinations Aggressive Fund
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Money Market      103     174     239     416     40    120    203     416      *     120     203     416
Fund: Class I
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap Growth Fund:     113     205     287     501     50    151    251     501      *     151     251     501
Class II
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap Value Fund:      110     196     273     477     47    142    237     477      *     142     237     477
Class II
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Company Fund:        111     199     278     486     48    145    242     486      *     145     242     486
Class II
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust - MFS   108     189     263     459     45    135    227     459      *     135     227     459
Investors Growth Stock Series:
Service Class
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust - MFS   106     183     252     441     43    129    216     441      *     129     216     441
Mid Cap Growth Series: Service
Class
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust - MFS   109     193     269     470     46    139    233     470      *     139     233     470
New Discovery Series: Service Class
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust - MFS   108     189     262     457     45    135    226     457      *     135     226     457
Value Series: Service Class
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds   106     183     252     441     43    129    216     441      *     129     216     441
- Oppenheimer Capital Appreciation
Fund/VA: Service Class
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds   107     186     258     450     44    132    222     450      *     132     222     450
- Oppenheimer Global Securities
Fund/VA: Service Class
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds   106     185     256     447     43    131    220     447      *     131     220     447
- Oppenheimer Main Street Growth &
Income Fund/VA: Service Class
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds   106     184     254     444     43    130    218     444      *     130     218     444
- Oppenheimer Strategic Bond
Fund/VA: Service Class
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust -   107     187     259     452     44    133    223     452      *     133     223     452
Comstock Portfolio: Class II
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust -   107     186     257     449     44    132    221     449      *     132     221     449
Emerging Growth Portfolio: Class II
-------------------------------------------------------------------------------------------------------------------------------

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are modified single purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "contract owner" will mean "participant."

The contracts can be categorized as:

o    Charitable Remainder Trusts;
o    Investment-only Contracts (Qualified Plans) ;
o Individual Retirement Annuities (IRAs) with contributions rolled over or transferred from certain tax-qualified plans*;
o    Non-Qualified Contracts;
o    Roth IRAs;
o    Simplified Employee Pension IRAs (SEP IRAs);
o    Simple IRAs, and
o Tax Sheltered Annuities with contributions rolled over or transferred from other Tax Sheltered Annuity plans*.

*Contributions are not required to be rolled over or transferred if the contract owner elects the Reduced Purchase Payment Option.

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" later in this prospectus.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

--------------------- ------------------- ----------------------
                       MINIMUM INITIAL     MINIMUM SUBSEQUENT
      CONTRACT         PURCHASE PAYMENT         PAYMENTS
        TYPE
--------------------- ------------------- ----------------------
--------------------- ------------------- ----------------------
Charitable                 $15,000               $1,000
Remainder Trust
--------------------- ------------------- ----------------------
--------------------- ------------------- ----------------------
Investment-only            $15,000               $1,000
(Qualified Plans)
--------------------- ------------------- ----------------------
--------------------- ------------------- ----------------------
IRA                        $15,000               $1,000
--------------------- ------------------- ----------------------
--------------------- ------------------- ----------------------
Non-Qualified              $15,000               $1,000
--------------------- ------------------- ----------------------
--------------------- ------------------- ----------------------
Roth IRA                   $15,000               $1,000
--------------------- ------------------- ----------------------
--------------------- ------------------- ----------------------
SEP IRA                    $15,000               $1,000
--------------------- ------------------- ----------------------
--------------------- ------------------- ----------------------
Simple IRA                 $15,000               $1,000
--------------------- ------------------- ----------------------
--------------------- ------------------- ----------------------
Tax Sheltered              $15,000               $1,000
Annuity
--------------------- ------------------- ----------------------

If the contract owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payments will be reduced accordingly.

If the contract owner elects the Extra Value Option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

CHARGES AND EXPENSES

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and expense risks, and for administrative expenses.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.

There are several CDSC options that are available to contract owners at the time of application. The CDSC options each have different characteristics and costs. The charge associated with each option is charged as a percentage of the daily net assets of the variable account. They are as follows:

-------------------------- ------------------ ----------------
         OPTION              CONTRACT TYPE        CHARGE
-------------------------- ------------------ ----------------
-------------------------- ------------------ ----------------
Five Year CDSC Option      All*                    0.15%
-------------------------- ------------------ ----------------
-------------------------- ------------------ ----------------
Additional Withdrawal      All                     0.10%
Without Charge and
Disability Waiver
-------------------------- ------------------ ----------------
-------------------------- ------------------ ----------------
10 Year and Disability     Tax Sheltered           0.05%
Waiver                     Annuities
-------------------------- ------------------ ----------------
-------------------------- ------------------ ----------------
Hardship Waiver            Tax Sheltered           0.15%
                           Annuities
-------------------------- ------------------ ----------------

*In the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

If the contract owner elects the Reduced Purchase Payment Option at the time of application, Nationwide will reduce the minimum purchase payment to $1,000 and subsequent purchase payments to $25. In return for this reduction, Nationwide will deduct an additional charge at an annualized rate of 0.25% of the daily net assets of the variable account. This option is not available for contracts issued as Investment-only Contracts.

Optional death benefits are available under the contract at the time of application. For contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications, Nationwide will deduct an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account if the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection is elected or a charge at an annualized rate of 0.20% of the daily net assets of the variable account if the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection is elected. For contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve the contract options listed above, Nationwide will deduct a charge at an annualized rate of 0.05% of the daily net assets of the variable account if the One-Year Step Up Death Benefit is elected, or a charge at an annualized rate of 0.10% of the daily net assets of the variable account if the 5% Enhanced Death Benefit is elected.

Effective January 2, 2001, two Guaranteed Minimum Income Benefit options are available under the contract at the time of application. If the contract owner elects one of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge at an annualized rate of 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen (see "Guaranteed Minimum Income Benefit Options").

An Extra Value Option is available under the contract at the time of application. If the contract owner elects the Extra Value Option, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account. Nationwide will discontinue deducting this charge 7 years from the date the contract was issued. Additionally, allocations made to the fixed account or to the Guaranteed Term Options for the first 7 contract years will be assessed a fee of 0.45%. Any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account for the first 7 contract years will be lowered by 0.45% due to the assessment of this charge. Once the Extra Value Option is elected, it may not be revoked (see "Extra Value Option").

A Beneficiary Protector Option is available for contracts with ANNUITANTS who are age 70 or younger at the time the option is elected. If the contract owner of an eligible contract elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account. Additionally, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%. Any guaranteed interest rate of return for assets in the Guarantee Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge (see "Beneficiary Protector Option").

Except for the charge assessed for the Extra Value Option, upon annuitization of the contract, any amounts assessed for any optional benefits will be waived and only those charges applicable to the base contract will be assessed. For contracts with the Extra Value Option, the charge for that option will be assessed for 7 years from the date the contract was issued.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date. Annuity payments will be based on the annuity payment option elected prior to annuitization (see "Annuity Payment Options").

TAXATION

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 3 of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit"). Please refer to

Appendix B for information regarding the minimum and maximum class of accumulation unit values. All classes of accumulation unit values may be obtained FREE OF CHARGE by contacting Nationwide's home office at the telephone number listed on page 3 of this prospectus.

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.

TYPES OF CONTRACTS

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

CHARITABLE REMAINDER TRUSTS

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code. For this contract, Charitable Remainder Trusts are treated differently than Non-Qualified Contracts in three respects:

1) Waiver of CDSC. In addition to the CDSC-free withdrawal privilege available to all contracts, Charitable Remainder Trusts may also withdraw the difference between:

     a)   the contract value on the day before the withdrawal; and

     b) the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

2) Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

3) Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

While these terms are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.

INDIVIDUAL RETIREMENT ANNUITIES ("IRAS")

Individual Retirement Annuities are contracts that satisfy the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities and other IRAs can be received);

o certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

INVESTMENT-ONLY CONTRACTS (QUALIFIED PLANS)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

NON-QUALIFIED CONTRACTS

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified Contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

ROTH IRAS

Roth IRA contracts are contracts that satisfy the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

SIMPLIFIED EMPLOYEE PENSION IRAS ("SEP IRAS")

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as for an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

o    minimum participation rules;

o    top-heavy contribution rules;

o    nondiscriminatory allocation rules; and

o    requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

SIMPLE IRAS

A Simple IRA is an individual retirement annuity which is funded exclusively by a qualified salary reduction arrangement and satisfies:

o    vesting requirements;

o    participation requirements; and

o    administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple
IRA.

TAX SHELTERED ANNUITIES

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.

These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the death of the owner. Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Variable Account-7 is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on July 22, 1994, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions. There are two sub-accounts for each underlying mutual fund. One sub-account contains shares attributable to accumulation units under Non-Qualified Contracts. The other sub-account contains shares attributable to accumulation units under Investment-only Contracts, Individual Retirement Annuities, SEP IRAs, Simple IRAs, Roth IRAs, and Tax Sheltered Annuities.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

1) shares of a current underlying mutual fund are no longer available for investment; or

2)   further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

GUARANTEED TERM OPTIONS

Guaranteed Term Options are separate investment options under the contract. A Guaranteed Term Option prospectus should be read along with this prospectus. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000. Allocations to the Guaranteed Term Options are not subject to variable account charges.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years.
Note: The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option(s) UNLESS a distribution is taken before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on current interest rate fluctuations. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. When actual interest rates are higher than the guaranteed rate, a market value adjustment would reduce the value of the amount distributed. When actual interest rates are lower than the guaranteed rate, the value of the amount distributed would increase.

For contract owners that elect the Extra Value Option, allocations made to the Guaranteed Term Options for the first seven contract years will be assessed a fee of 0.45%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options for the first seven contract years will be lowered by 0.45% due to the assessment of this charge.

For contract owners that elect the Beneficiary Protector Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.

Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging, or Systematic Withdrawals.

Guaranteed Term Options may not be available in every state.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by the assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts. The general account is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account. However, information relating to the fixed account is subject to federal securities laws relating to accuracy and completeness of prospectus disclosure.

Purchase payments will be allocated to the fixed account by election of the contract owner.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

o New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

o Variable Account to Fixed Rate - Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

o Renewal Rate - The rate available for maturing fixed account allocations which are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

o Dollar Cost Averaging Rate - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the 12 month anniversary of the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 3.0% per year.

Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less surrenders and any applicable charges including CDSC.

Charges Assessed for Certain Contract Options

All guaranteed interest rates credited to the fixed account will be determined as described above. Based on the criteria listed above, it is possible for a contract with various optional benefits to receive the same guaranteed rate of interest as a contract with no optional benefits. However, for contract owners that elect the Extra Value Option and/or the Beneficiary Protector Option, a charge for each option is assessed to assets in the fixed account. Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the optional benefit will result in investment returns lower than the interest rate credited, as specified below.

For contract owners that elect the Extra Value Option, payments or transfers made to the fixed account will, for the first 7 contract years, be assessed a fee of 0.45%. Consequently, any guaranteed interest rate of return for assets in the fixed account will be lowered by 0.45% due to the assessment of this charge.

For contract owners that elect, or have elected, the Beneficiary Protector Option, payments or transfers made to the fixed account will be assessed a fee of 0.40%. Consequently, any guaranteed interest rate of return for assets in the fixed account will be lowered by 0.40% due to the assessment of this charge.

Although there is a fee assessed to the assets in the fixed account for contract options listed above, Nationwide guarantees that the guaranteed interest rate credited to any assets in the fixed account will never be less than 3.0% for any given year.

STANDARD CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis and is equal to an annualized rate of 0.95% of the daily net assets of the variable account.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population. The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefits, for which there are separate charges.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of purchase payments. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies as follows:
------------------------------- ------------------------------
  NUMBER OF COMPLETED YEARS                 CDSC
FROM DATE OF PURCHASE PAYMENT            PERCENTAGE
------------------------------- ------------------------------
------------------------------- ------------------------------
              0                              7%
------------------------------- ------------------------------
------------------------------- ------------------------------
              1                              7%
------------------------------- ------------------------------
------------------------------- ------------------------------
              2                              6%
------------------------------- ------------------------------
------------------------------- ------------------------------
              3                              5%
------------------------------- ------------------------------
------------------------------- ------------------------------
              4                              4%
------------------------------- ------------------------------
------------------------------- ------------------------------
              5                              3%
------------------------------- ------------------------------
------------------------------- ------------------------------
              6                              2%
------------------------------- ------------------------------
------------------------------- ------------------------------
              7                              0%
------------------------------- ------------------------------

The CDSC is used to cover sales expenses, including commissions (maximum of 6.5% of purchase payments), production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

a) 10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver); or

b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

1) upon the annuitization of contracts which have been in force for at least 2 years;

2)   upon payment of a death benefit; or

3) from any values which have been held under a contract for at least 7 years (5 years if the Five Year CDSC Option is elected).

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account, or the variable account.

A contract held by a Charitable Remainder Trust may withdraw CDSC-free the greater of (a) or (b) where:

a) is the amount which would otherwise be available for withdrawal without a CDSC; and

b) is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

1)   the time the contract is surrendered;

2)   annuitization; or

3)   such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

SHORT-TERM TRADING FEES

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large marjority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets. Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Short-Term Trading Fees" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner's sub-account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

o scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

o    contract loans or surrenders, including CDSC-free withdrawals; or

o    transfers made upon annuitization of the contract.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS

Except for the charge assessed for the Extra Value Option, upon annuitization of the contract, any amounts assessed for any optional benefits will be waived and only those charges applicable to the base contract will be assessed. For contracts with the Extra Value Option, the charge for that option will be assessed for 7 years from the date the contract was issued.

REDUCED PURCHASE PAYMENT OPTION

If the contract owner chooses the Reduced Purchase Payment Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the daily net assets of the variable account. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25. This option is not available for Investment-only Contracts.

The contract owner may elect to terminate this option if, throughout a period of at least two years and continuing until such election, the total of all purchase payments, less surrenders, is maintained at $25,000 or more.

The election to terminate the option must be submitted in writing on a form provided by Nationwide. Termination of the option will occur as of the date on the election form, and the charge for the option will no longer be assessed. Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.

CDSC OPTIONS AND CHARGES

Five Year CDSC Option

For an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account, the contract owner may choose the Five Year CDSC Option. Under this option, CDSC will not exceed 7% of purchase payments surrendered.

The Five Year CDSC Option applies as follows:

--------------------------------------------------------------
 NUMBER OF COMPLETED YEARS FROM              CDSC
    DATE OF PURCHASE PAYMENT              PERCENTAGE
--------------------------------------------------------------
--------------------------------------------------------------
               0                              7%
--------------------------------------------------------------
--------------------------------------------------------------
               1                              7%
--------------------------------------------------------------
--------------------------------------------------------------
               2                              6%
--------------------------------------------------------------
--------------------------------------------------------------
               3                              4%
--------------------------------------------------------------
--------------------------------------------------------------
               4                              2%
--------------------------------------------------------------
--------------------------------------------------------------
               5                              0%
--------------------------------------------------------------

For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

Additional Withdrawal Without Charge and Disability Waiver

Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the daily net assets of the variable account, the contract owner can withdraw an additional 5% of total purchase payments each year without incurring a CDSC. This would allow the contract owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.

This option also contains a disability waiver. Nationwide will waive CDSC if a contract owner (or annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

Additional CDSC Waiver Options for Tax Sheltered Annuities

     10 Year and Disability Waiver

     For an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account, the contract owner of a Tax Sheltered Annuity can purchase the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:

          1) the contract owner has been the owner of the contract for 10 years; and

          2) the contract owner has made regular payroll deferrals during the entire contract year for at least 5 of those 10 years.

     This option also contains a disability waiver. Nationwide will waive CDSC if the contract owner is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

     Hardship Waiver

     For an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account, the contract owner of a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the contract owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)). The contract owner may be required to provide proof of hardship.

     If this waiver becomes effective, no additional purchase payments may be made to the contract.

DEATH BENEFIT OPTIONS

The following death benefit options are available with the contracts. Not all of the death benefit options may be available in every state.

--------------------------------------------------------------------------------
THE FOLLOWING BENEFITS ARE AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF JANUARY 2, 2001 OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS.
--------------------------------------------------------------------------------

If the contract owner chooses an optional death benefit, Nationwide will deduct an additional charge equal to an annualized rate of either 0.15% (for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection) or 0.20% (for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection) of the daily net assets of the variable account, depending upon which option was chosen. Each benefit is described below.

One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered;

3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

4)   the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Spousal Protection Feature

Each of the previously described death benefit options has a Spousal Protection Feature - there is no additional charge for this feature. The Spousal Protection Feature allows the surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. The Spousal Protection Feature is available only for contracts issued as Non-Qualified Contracts, IRAs and Roth IRAs, provided the following conditions are satisfied:

1) One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner. For contracts issued as IRAs or Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the sole contract owner;

2)   The spouses must be co-annuitants;

3) Both co-annuitants must be age 85 or younger at the time the contract is issued;

4)   The spouses must each be named as beneficiaries;

5) No person other than a spouse may be named as contract owner, annuitant or primary beneficiary;

6) If both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for contracts issued as IRAs or Roth IRAs, this person will be the contract owner);

7) If a co-annuitant dies before the annuitization date, the surviving spouse may continue the contract as its sole contract owner. If the chosen death benefit is higher than the contract value at the time of death, the contract value will be adjusted to equal the applicable death benefit amount. The surviving spouse may then name a new beneficiary but may not name another co-annuitant; and

8) If a co-annuitant is added at any time after the election of the optional death benefit rider, a copy of the certificate of marriage must be provided to the home office. In addition, the date of marriage must be after the election of the death benefit option.


--------------------------------------------------------------------------------
THE FOLLOWING BENEFITS ARE AVAILABLE FOR CONTRACTS ISSUED PRIOR TO JANUARY 2, 2001 OR ON A DATE PRIOR TO WHICH STATE INSURANCE AUTHORITIES APPROVE THE CONTRACT MODIFICATIONS LISTED ABOVE.
--------------------------------------------------------------------------------

If the contract owner chooses an optional death benefit, Nationwide will deduct a charge equal to an annualized rate of either 0.05% (for the One-Year Step Up Death Benefit) or 0.10% (for the 5% Enhanced Death Benefit) of the daily net assets of the variable account, depending upon which option was chosen. Each benefit is described below.

One-Year Step Up Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) or the partial surrender(s).

5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

1)   the contract value; or

2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

--------------------------------------------------------------------------------
IN ADDITION, ALL OPTIONAL DEATH BENEFITS HAVE A LONG TERM CARE FACILITY AND TERMINAL ILLNESS BENEFIT AVAILABLE AT NO ADDITIONAL CHARGE PROVIDED THE CONDITIONS DESCRIBED BELOW ARE SATISFIED.
--------------------------------------------------------------------------------

No CDSC will be charged if:

1)   the third contract anniversary has passed; and

2) the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

3) the contract owner has been diagnosed by a physician to have a terminal illness; and

4) Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home office prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above. For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the right of the contract owner for purposes described in this provision. If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS

The contract owner can purchase one of two Guaranteed Minimum Income Benefit ("GMIB") options at the time of application. If elected, Nationwide will deduct an additional charge at an annualized rate of either 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen. GMIB options provide for a minimum guaranteed value that may replace the contract value as the amount to be annuitized under certain circumstances. A GMIB may afford protection against unfavorable investment performance.

EXTRA VALUE OPTION


--------------------------------------------------------------------------------
The Extra Value Option may not be available in all states. Applicants should be aware of the following prior to electing the Extra Value Option:
--------------------------------------------------------------------------------
1. Electing the Extra Value Option will be beneficial for contract owners only if the investment performance of the underlying mutual funds and the rate of return in the fixed account and Guaranteed Term Options is great enough to compensate for the reduction in contract value due to the 0.45% charge;
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
2. Nationwide may make a profit from the charge assessed by the Extra Value Option;
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
3. Because the 0.45% charge associated with the Extra Value Option will be assessed against the entire variable account value for the first seven (7) contract years, contract owners who anticipate making additional purchase payments after the first contract year should carefully examine the Extra Value Option and consult their financial adviser regarding its desirability;
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
4. Once the Extra Value Option is elected, it may not be revoked; and
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
5. Nationwide may recapture all or part of the amount credited in the event of early surrenders, including revocation of the contract during the contractual free-look period.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

For an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account, the contract owner can purchase an Extra Value Option at the time of application. Nationwide may reduce this charge. Allocations made to the fixed account or to the Guaranteed Term Options for the first 7 contract years will be assessed a fee of 0.45%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account for the first 7 contract years will be lowered by 0.45% due to the assessment of this charge.

In exchange, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. This credit is funded from Nationwide's general account. The amount credited will be allocated among the sub-accounts, the fixed account, and/or the Guaranteed Term Options in the same proportion that the purchase payment is allocated to the contract.

The option of electing the Extra Value Option allows prospective contract owners to choose between two different variable account charge structures for the first 7 years of the contract.

If the credit is elected and no additional contract options are elected, the total variable account charges under the contract will be an annualized rate of 1.40% of the daily net assets of the variable account for the first 7 years of the contract. If the Extra Value Option is not elected, total variable account charges will be an annualized rate of 0.95% (assuming no other contract options are elected) of the daily net assets of the variable account for the first 7 years of the contract and thereafter.

Under these circumstances, the decision to elect or decline the Extra Value Option will depend primarily on whether the prospective contract owner believes it is more advantageous to have:

a) a 1.40% variable account charge for the first 7 years of the contract, plus the Extra Value Option credit; or

b) a 0.95% variable account charge for the first 7 years of the contract, without the Extra Value Option credit.

The following table demonstrates hypothetical rates of return for contracts with the Extra Value Option and no other optional benefits (total variable account charges of 1.40%) and contracts with no additional contract options (total variable account charges of 0.95%). The figures are based upon:

a)   a $100,000 initial purchase payment with no additional purchase payments;

b) the deduction of variable account charges at an annualized rate of 0.95% (base contract) and 1.40% (contract with only the Extra Value Option) of the daily net assets of the variable account; and

c) an assumed annual rate of return before charges of 7.75% for all years for a period of 10 years.

                 7.75% RATE OF RETURN
--------------------------------------------------------
 CONTRACT     BASE CONTRACT      CONTRACT WITH EXTRA
   YEAR        (0.95% TOTAL      VALUE OPTION (1.40%
              ASSET CHARGES)     TOTAL ASSET CHARGES)
--------------------------------------------------------
--------------------------------------------------------
     1           $106,727              $109,465
--------------------------------------------------------
--------------------------------------------------------
     2           $113,906              $116,336
--------------------------------------------------------
--------------------------------------------------------
     3           $121,568              $123,638
--------------------------------------------------------
--------------------------------------------------------
     4           $129,745              $131,399
--------------------------------------------------------
--------------------------------------------------------
     5           $138,472              $139,647
--------------------------------------------------------
--------------------------------------------------------
     6           $147,787              $148,412
--------------------------------------------------------
--------------------------------------------------------
     7           $157,728              $157,728
--------------------------------------------------------
--------------------------------------------------------
     8           $168,337              $168,337
--------------------------------------------------------
--------------------------------------------------------
     9           $179,661              $179,661
--------------------------------------------------------
--------------------------------------------------------
    10           $191,746              $191,746
--------------------------------------------------------

Generally, the higher the rate of return, the more advantageous the Extra Value Option becomes and vice versa. The table above assumes no additional purchase payments are made to the contract after the first contract anniversary. If subsequent purchase payments are made to the contract after the first contract anniversary, (assuming a rate of return of 7.75%), the number of contract years needed to "break-even" increases in direct correlation with the amount of subsequent purchase payments made to the contract after the first contract anniversary.

Amounts credited to the contract in connection with the Extra Value Option may be recaptured if:

a) the contract owner elects to surrender the contract pursuant to the contractual free-look provisions; or

b) withdrawals that are subject to a CDSC are taken before the end of the 7th contract year.

If the contract is surrendered pursuant to the contractual free look, Nationwide will recapture the full credited amount. In certain states which require the return of purchase payments and for all contracts issued as Individual Retirement Annuities, upon the exercise of the contractual free look, the full amount will be recaptured, but under no circumstances will the amount returned be less than purchase payments made to the contract.

After the free look period and before the 7th contract anniversary, any amounts withdrawn from the contract that are subject to a CDSC subjects a part of the amount credited to recapture. For example, if a contract owner withdraws 13% of purchase payments made within the first contract year, 3% of the amount credited will be recaptured by Nationwide, since the contract owner may withdraw only 10% of purchase payments without a CDSC. This means that the percentage of the amount credited to be recaptured will be determined by the percentage of total purchase payments reflected in the amount surrendered that is subject to CDSC. The amount recaptured will be taken from the sub-accounts, the fixed account and/or the Guaranteed Term Options in the same proportion as allocated by the contract owner at the time of the withdrawal.

For contracts issued in the State of New York, after the free look period and before the 7th contract anniversary, amounts credited under the contract may be recaptured whenever withdrawals are made that are subject to a CDSC in accordance with the following:



------------------------------- ------------------------------
                                    (Extra Value Amount)
                                  Percentage of First Year
           Contract                   Purchase Payments
            Years
------------------------------- ------------------------------
------------------------------- ------------------------------
           1 and 2                           3%
------------------------------- ------------------------------
------------------------------- ------------------------------
          3, 4 and 5                         2%
------------------------------- ------------------------------
------------------------------- ------------------------------
           6 and 7                           1%
------------------------------- ------------------------------
------------------------------- ------------------------------
         After Year 7                        0%
------------------------------- ------------------------------

The percentage of the amount credited to be recaptured will be determined by the percentage of total purchase payments reflected in the amount surrendered that is subject to CDSC. The amount recaptured will be taken from the sub-accounts and the fixed account in the same proportion as allocated by the contract owner at the time of the withdrawal.

NO AMOUNT CREDITED WILL BE SUBJECT TO RECAPTURE IF THE WITHDRAWAL IS NOT SUBJECT TO A CDSC OR IF A DISTRIBUTION IS TAKEN AS A RESULT OF DEATH, ANNUITIZATION, OR TO MEET MINIMUM DISTRIBUTION REQUIREMENTS UNDER THE INTERNAL REVENUE CODE. IN ADDITION, NO RECAPTURE WILL TAKE PLACE AFTER THE 7TH CONTRACT YEAR.

After the end of the first 7 contract years, the 0.45% charge for the Extra Value Option will no longer be assessed and the amount credited will be fully vested. Nationwide intends to administer the removal of the 0.45% charge by decreasing the number of units and increasing the unit value of the sub-accounts in which the contract owner was invested at the end of the seventh contract year. The elimination of the 0.45% charge and the adjustment in the number of units and unit values will not affect contract owners' contract values.

BENEFICIARY PROTECTOR OPTION

For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, the contract owner may purchase a Beneficiary Protector Option. Allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge.

The Beneficiary Protector Option provides that upon the death of the annuitant and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract. If the Beneficiary Protector Option is elected with a contract that also has spouses designated as annuitant and co-annuitant, the term annuitant shall mean the person designated as the annuitant on the application; the person designated as the co-annuitant does not have any rights under this benefit unless the co-annuitant is also the beneficiary.

The Beneficiary Protector Option is credited to the contract upon the death of the annuitant. Upon the death of the annuitant, and after the Beneficiary Protector Option is credited to the contract, the beneficiary(ies) may:

a)   terminate the contract; or

b) continue the contract in accordance with the "Required Distributions" section.

Once the credit is applied to the contract, the 0.40% charge for the credit will no longer be assessed.

The Beneficiary Protector Option is only available for contracts with annuitants who are age 70 or younger at the time of election.

How Credits to the Contract are Calculated

If the Beneficiary Protector Option was elected at the time of application AND the ANNUITANT dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings

Adjusted Earnings = (a) - (b) - (c); where:

a = the contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b = purchase payments, proportionately adjusted for withdrawals; and

c = any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If the Beneficiary Protector Option was elected at any time after the contract issue date AND the ANNUITANT dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings from the Date the Option is Elected

Adjusted Earnings from the Date the Option is Elected = (a) - (b) - (c) - (d), where:

a = contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b = the contract value on the date the option is elected, proportionately adjusted for withdrawals;

c = purchase payments made after the option is elected, proportionately adjusted for withdrawals; and

d = any adjustment for a death benefit previously credited to the contract after the option is elected, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If no benefits have been paid under this option by the first contract anniversary following the annuitant's 85th birthday, then:

a) Nationwide will credit an amount equal to 4% of the contract value on the contract anniversary to the contract;

b)   the benefit will terminate and will no longer be in effect; and

c)   the charge for the benefit will be eliminated, reducing charges by 0.40%.

How Amounts Are Credited

Any amounts credited to the contract pursuant to this option will be allocated among the sub-accounts of the variable account, the fixed account and the GTOs in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

o    on a Nationwide form;

o    signed by the contract owner; and

o    received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

o    joint owners can only be named for Non-Qualified Contracts;

o joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

o the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

o an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

o Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract if a contract owner who is NOT the annuitant dies before the annuitization date, and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, (age 82 or younger if electing a Guaranteed Minimum Income Benefit option) unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner and/or contingent annuitant. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

--------------------- ------------------- ---------------------
                       MINIMUM INITIAL     MINIMUM SUBSEQUENT
      CONTRACT         PURCHASE PAYMENT         PAYMENTS
        TYPE
--------------------- ------------------- ---------------------
--------------------- ------------------- ---------------------
Charitable                 $15,000               $1,000
Remainder Trust
--------------------- ------------------- ---------------------
--------------------- ------------------- ---------------------
Investment-only            $15,000               $1,000
--------------------- ------------------- ---------------------
--------------------- ------------------- ---------------------
IRA                        $15,000               $1,000
--------------------- ------------------- ---------------------
--------------------- ------------------- ---------------------
Non-Qualified              $15,000               $1,000
--------------------- ------------------- ---------------------
--------------------- ------------------- ---------------------
Roth IRA                   $15,000               $1,000
--------------------- ------------------- ---------------------
--------------------- ------------------- ---------------------
SEP IRA                    $15,000               $1,000
--------------------- ------------------- ---------------------
--------------------- ------------------- ---------------------
Simple IRA                 $15,000               $1,000
--------------------- ------------------- ---------------------
--------------------- ------------------- ---------------------
Tax Sheltered              $15,000               $1,000
Annuity
--------------------- ------------------- ---------------------

Subsequent purchase payments are not permitted for contracts issued in the State of Oregon, and may not be permitted in other states under certain circumstances.

If the contract owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payments will be reduced accordingly.

If the contract owner elects the Extra Value Option, amounts credited to the contract may not be used to meet the minimum initial and subsequent purchase payment requirements.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

o        New Year's Day            o        Independence Day
o        Martin Luther King, Jr.   o        Labor Day
         Day
o        Presidents' Day           o        Thanksgiving
o        Good Friday               o        Christmas
o        Memorial Day

Nationwide also will not price purchase payments if:

1)   trading on the New York Stock Exchange is restricted;

2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts, the fixed account, and/or Guaranteed Term Options as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts, fixed account or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

1)   the value of amounts allocated to the sub-accounts of the variable account;

2)   amounts allocated to the fixed account; and

3)   amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each sub-account, the fixed account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

a)   is the sum of:

     1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

     2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period); and

b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and

c) is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annualized rate ranging from 0.95% to 3.15% of the daily net assets of the variable account, depending on which contract features the contract owner chooses.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

1) adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn;

2)   adding any interest earned on the amounts allocated; and

3)   subtracting charges deducted in accordance with the contract.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

1) adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);

2) adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

3)   subtracting charges deducted in accordance with the contract.

TRANSFERS PRIOR TO ANNUITIZATION

Transfers from the Fixed Account to the Variable Account or to a Guaranteed Term Option

Fixed account allocations may be transferred to the variable account or to a Guaranteed Term Option only upon reaching the end of an interest rate guarantee period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account or to a Guaranteed Term Option; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use Dollar Cost Averaging may transfer from the fixed account to the variable account under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Variable account allocations may be transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. Except as noted below, under no circumstances will the transfer limit be less than 10% of the current value of the variable account, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit. However, where permitted by state law, Nationwide reserves the right to refuse transfers or purchase payments to the fixed account (whether from the variable account or a Guaranteed Term Option) when the fixed account value is equal to or greater than 30% of the contract value at the time the purchase payment is made or the transfer is requested.

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts

Allocations may be transferred among the sub-accounts once per valuation period.

Transfers involving sub-accounts may be subject to restrictions or requirements imposed by the underlying mutual fund. Such restrictions or requirements may include the assessment of short-term trading fees in connection with transfers from a sub-account that occur within 60 days following the date of allocation to the sub-account. These short-term trading fees will equal 1% of the amount determined to be engaged in short-term trading and will be deducted from the contract owner's sub-account value. Short-term trading fees will only apply to those sub-accounts corresponding to the underlying mutual funds that explicitly require the assessment of such fees. Refer to the prospectus for the underlying mutual funds for more information.

Additionally, Nationwide reserves the right to refuse or limit transfer requests (or take any other action it deems necessary) in order to protect contract owners, annuitants and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices that are employed by some contract owners (or third parties acting on their behalf).

If Nationwide determines that a contract owner (or a third party acting on the contract owner's behalf) is engaging in harmful short-term trading, Nationwide reserves the right to take actions to protect investors, including exercising its right to terminate the ability of specified contract owners to submit transfer requests via telephone, facsimile, or over the internet. If Nationwide exercises this right, affected contract owners would be limited to submitting transfer requests via U.S. mail. Any action taken by Nationwide pursuant to this provision will be preceded by a 30 day written notice to the affected contract owner.

TRANSFERS AFTER ANNUITIZATION

After annuitization, transfers may only be made on the anniversary of the annuitization date.

TRANSFER REQUESTS

Nationwide will accept transfer requests in writing, over the telephone, or via the internet. Nationwide will use reasonable procedures to confirm that instructions received are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone and/or internet exchange privilege upon 30 days written notice to contract owners.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. Within 45 days after the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account or to the Guaranteed Term Options. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All Individual Retirement Annuity, SEP IRA, Simple IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Contract owners who have elected the Extra Value Option and subsequently terminate the contract under the free look provision will forfeit any amounts credited to the contract. For those jurisdictions that allow a return of contract value, the contract owner will retain any earnings attributable to the amount credited; all losses attributable to the amount credited will be incurred by Nationwide.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

If the Extra Value Option is elected, and the amount withdrawn is subject to a CDSC, then for the first 7 contract years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the 7th contract year. The amount credited will not, however, be subject to recapture if a withdrawal not subject to the CDSC is being made (see "Extra Value Option").

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply.  The contract owner may take the CDSC from either:

a)   the amount requested; or

b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

The CDSC deducted is a percentage of the amount requested by the contract owner. Amounts deducted for CDSC are not subject to subsequent CDSC.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

o    variable account charges;

o    underlying mutual fund charges;

o    the investment performance of the underlying mutual funds;

o    amounts allocated to the fixed account and any interest credited; and

o any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

 A CDSC may apply.

SURRENDERS UNDER A TAX SHELTERED ANNUITY

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

A) Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (as described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

     1) when the contract owner reaches age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code
          Section 72(m)(7)); or

     2) in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

B)   The surrender limitations described in Section A also apply to:

     1) salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     2) earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

     3) all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C) Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

SURRENDERS UNDER A TEXAS OPTIONAL RETIREMENT PROGRAM OR A LOUISIANA OPTIONAL RETIREMENT PLAN

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

o    the participant dies;

o    the participant retires;

o    the participant terminates employment due to total disability; or

o the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Tax Sheltered Annuities. Contract owners of Tax Sheltered Annuities can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM & MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:


---------------- ------------ ---------------------------------
                 CONTRACT     MAXIMUM OUTSTANDING LOAN
                 VALUES       BALANCE ALLOWED
---------------- ------------ ---------------------------------
---------------- ------------ ---------------------------------
NON-ERISA PLANS  up to        up to 80% of contract value
                 $20,000      (not more than $10,000)
---------------- ------------ ---------------------------------
---------------- ------------ ---------------------------------
                 $20,000      up to 50% of contract value
                 and over     (not more than $50,000*)
---------------- ------------ ---------------------------------
---------------- ------------ ---------------------------------

---------------- ------------ ---------------------------------
---------------- ------------ ---------------------------------
ERISA PLANS      All          up to 50% of contract value
                              (not more than $50,000*)
---------------- ------------ ---------------------------------

*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

MAXIMUM LOAN PROCESSING FEE

Nationwide may charge a loan processing fee at the time each new loan is processed. If assessed, this fee will not exceed $25 per loan processed. The loan processing fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a loan processing fee.

The fee is taken from the sub-accounts, fixed account, and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment. No CDSC will be deducted on transfers related to loan processing.

LOAN INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The interest rate is guaranteed never to fall below 3.0%.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the GVIT - Gartmore GVIT Money Market Fund: Class I unless the contract owner directs otherwise.

DISTRIBUTIONS & ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

o    the contract is surrendered;

o    the contract owner/annuitant dies;

o    the contract owner who is not the annuitant dies prior to annuitization; or

o    annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD & LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Investment-only Contracts, Individual Retirement Annuities, Roth IRAs, SEP IRAs, Simple IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options. Requests for Asset Rebalancing must be on a Nationwide form.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity. Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account, the Fidelity VIP High Income Portfolio: Service Class 2, GVIT Gartmore GVIT Government Bond Fund: Class I, and GVIT Gartmore GVIT Money Market Fund: Class I to any other underlying mutual fund. Dollar Cost Averaging transfers may not be directed to Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A Dollar Cost Averaging program which transfers amounts from the fixed account to the variable account is not the same as an Enhanced Rate Dollar Cost Averaging program. Contract owners that wish to utilize Dollar Cost Averaging from the fixed account should first inquire whether any Enhanced Rate Dollar Cost Averaging programs are available.

Nationwide may be required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Enhanced Rate Dollar Cost Averaging

Nationwide may, from time to time, offer Enhanced Rate Dollar Cost Averaging programs. Contract owners may participate in this program if their contract value is $10,000 or more. Dollar Cost Averaging transfers for this program may only be made from the fixed account. Such Enhanced Rate Dollar Cost Averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect. Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the GVIT Gartmore GVIT Money Market Fund: Class I.

Nationwide may be required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

SYSTEMATIC WITHDRAWALS

Systematic Withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

1) 10% of all purchase payments made to the contract as of the withdrawal date (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver);

2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

3) a percentage of the contract value based on the contract owner's age, as shown in the table below:

  ------------------------------- ------------------------------
         CONTRACT OWNER'S                 PERCENTAGE OF
               AGE                       CONTRACT VALUE
  ------------------------------- ------------------------------
  ------------------------------- ------------------------------
          Under age 59 1/2                     5%
  ------------------------------- ------------------------------
  ------------------------------- ------------------------------
      Age 59 1/2through age 61                   7%
  ------------------------------- ------------------------------
  ------------------------------- ------------------------------
      Age 62 through age 64                    8%
  ------------------------------- ------------------------------
  ------------------------------- ------------------------------
      Age 65 through age 74                    10%
  ------------------------------- ------------------------------
  ------------------------------- ------------------------------
         Age 75 and over                       13%
  ------------------------------- ------------------------------

Contract value and contract owner's age are determined as of the date the request for the withdrawal program is recorded by Nationwide's home office. For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section. The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new Systematic Withdrawals programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic Withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

o    the age (or date) specified in your contract; or

o    the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions").

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

1)   an annuity payment option; and

2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

1)   deducting applicable premium taxes from the total contract value; then

2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

---------------------------------------------------------
   A VARIABLE PAYMENT ANNUITY MAY NOT BE ELECTED WHEN
 EXERCISING A GUARANTEED MINIMUM INCOME BENEFIT OPTION.
---------------------------------------------------------

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

1)   deducting applicable premium taxes from the total contract value; then

2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

1) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

2) multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges may only be made on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

o the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

o an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS

A GMIB is a benefit which ensures the availability of a minimum amount when the contract owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower contract values that may result from the investment performance of the contract.

How the Guaranteed Annuitization Value is Determined

There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on which option the contract owner elects.

Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) - (b), but will never be greater than 200% of all purchase payments, where:

a) is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the annuitant's 86th birthday; and

b) is the reduction to (a) due to surrenders made from the contract. All such reductions will be proportionately the same as the reductions to the contract value caused by surrenders. For example, a surrender which reduces the contract value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Special Restrictions for GMIB Option 1

After the first contract year, if the value of the contract owner's fixed account allocation becomes greater than 30% of the contract value in any contract year due to:

1)   the application of additional purchase payments;

2)   surrenders; or

3)   transfers from the variable account,

     then 0% interest will accrue in that contract year for purposes of calculating the Guaranteed Annuitization Value.

If the contract owner's fixed account allocation becomes greater than 30% of the contract value solely as a result of fluctuations in the value of the variable account, then interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.

Calculation Under GMIB Option 2

The Guaranteed Annuitization Value will be equal to the highest contract value on any contract anniversary occurring prior to the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

GMIB Option 1 Illustrations

The following charts illustrate the amount of income that will be provided to an annuitant if the contract owner annuitizes the contract at the 7th, 10th or 15th contract anniversary date, using GMIB Option 1.

The illustrations assume the following:

o An initial purchase payment of $100,000 is made to the contract and allocated to the variable account;

o There are no surrenders from the contract or transfers to the fixed account (raising the fixed account value to greater than 30% of the contract value);

o    The contract is issued to a MALE at age 55, 65 or 70; and

o A Life Annuity with 120 Months Guaranteed Fixed Payment Annuity Option is elected.

                  7 Years in Accumulation
           $140,710.04 for GMIB at Annuitization
---------------- -------------- --------------- --------------
  Male Age at     Male Age at   GMIB Purchase   Monthly GMIB
     Issue       Annuitization      Rate*
---------------- -------------- --------------- --------------
---------------- -------------- --------------- --------------
      55              62            $4.72          $664.15
---------------- -------------- --------------- --------------
---------------- -------------- --------------- --------------
      65              72            $5.96          $838.63
---------------- -------------- --------------- --------------
---------------- -------------- --------------- --------------
      70              77            $6.79          $955.42
---------------- -------------- --------------- --------------

              10 Years in Accumulation
        $162,889.46 for GMIB at Annuitization
---------------- -------------- ---------------- --------------
  Male Age at     Male Age at    GMIB Purchase   Monthly GMIB
     Issue       Annuitization       Rate*
---------------- -------------- ---------------- --------------
---------------- -------------- ---------------- --------------
      55              65             $5.03          $819.33
---------------- -------------- ---------------- --------------
---------------- -------------- ---------------- --------------
      65              75             $6.44         $1,049.01
---------------- -------------- ---------------- --------------
---------------- -------------- ---------------- --------------
      70              80             $7.32         $1,192.35
---------------- -------------- ---------------- --------------

                  15 Years in Accumulation
            $200,000.00 for GMIB at Annuitization
--------------- --------------- ---------------- --------------
 Male Age at     Male Age at     GMIB Purchase   Monthly GMIB
    Issue       Annuitization        Rate*
--------------- --------------- ---------------- --------------
--------------- --------------- ---------------- --------------
      55              70             $5.66         $1,132.00
--------------- --------------- ---------------- --------------
--------------- --------------- ---------------- --------------
      65              80             $7.32         $1,464.00
--------------- --------------- ---------------- --------------
--------------- --------------- ---------------- --------------
      70              85             $8.18         $1,636.00
--------------- --------------- ---------------- --------------
*Guaranteed monthly benefit per $1,000 applied.

The illustrations should be used as a tool to assist an investor in determining whether purchasing and exercising a GMIB option is right for them. The guaranteed purchase rates assumed in the illustrations may not apply in some states, or for contracts issued under an employer sponsored plan. Different guaranteed purchase rates will also apply for females, for males who annuitize at ages other than the ages shown above, or for annuitizations under other annuity payment options. Where different guaranteed purchase rates apply, GMIB amounts shown above will be different. In all cases, the guaranteed purchase rates used to calculate the GMIB will be the same as the purchase rates guaranteed in the contract for fixed annuitizations without the GMIB.

The purchase rates available in connection with annuitization options under a GMIB are minimum guaranteed purchase rates. Alternative purchase rates, which may be more favorable, may apply to annuitizations which occur without a GMIB option.

When the Guaranteed Annuitization Value May Be Used

The contract owner may use the Guaranteed Annuitization Value by annuitizing the contract during the thirty day period following any contract anniversary:

1)   after the contract has been in effect for 7 years; and

2)   the annuitant has attained age 60.

Annuity Payment Options That May Be Used With the Guaranteed Annuitization Value

The contract owner may elect any life contingent FIXED ANNUITY PAYMENT OPTION calculated using the guaranteed annuity purchase rates set forth in the contract. Such Fixed Annuity Payment Options include:

o    Life Annuity;

o    Joint and Last Survivor Annuity; and

o    Life Annuity with 120 or 240 Monthly Payments Guaranteed.

Other GMIB Terms and Conditions

                            **PLEASE READ CAREFULLY**

o    The GMIB must be elected at the time of application.

o    The annuitant must be age 82 or younger at the time the contract is issued.

o The GMIB is irrevocable and will remain for as long as the contract remains in force.

--------------------------------------------------------------------------------
 IMPORTANT CONSIDERATIONS TO KEEP IN MIND REGARDING THE
                      GMIB OPTIONS

While a GMIB does provide a Guaranteed Annuitization
Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS and should be understood completely and analyzed thoroughly before being elected.

o A GMIB DOES NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.

o Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.

o The GMIB in no way restricts or limits the rights of contract owners to annuitize the contract at other times permitted under the contract nor will it in any way restrict the right to annuitize the contract using contract values that may be higher than the Guaranteed Annuitization Value.

o Please take advantage of the guidance of a qualified financial adviser in evaluating the GMIB options, and all other aspects of the contract.

o    The GMIB may not be approved in all state jurisdictions.
--------------------------------------------------------------------------------

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

1) LIFE ANNUITY. An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

2) JOINT AND SURVIVOR ANNUITY. An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED. An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. Individual Retirement Annuities and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If the contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not a contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

1)   in a lump sum;

2)   as an annuity; or

3)   in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If no beneficiary survives the annuitant, the contingent beneficiary(ies) receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

A joint owner will receive a death benefit if a contract owner/annuitant dies before the annuitization date.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

Contract owners may select one of three death benefits available under the contract at the time of application (not all death benefit options may be available in all states). If no selection is made at the time of application, the death benefit will be the Five-Year Reset Death Benefit.

The death benefit value is determined as of the date Nationwide receives:

1)   proper proof of the annuitant's death;

2)   an election specifying the distribution method; and

3)   any state required form(s).

Five-Year Reset Death Benefit (Standard Contractual Death Benefit)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the highest contract value as of the most recent five year contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that five year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One Year Enhanced Death Benefit (Available for contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Greater of One-Year or 5% Enhanced Death Benefit (Available for contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered;

3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

4)   the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Step Up Death Benefit (Available for contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) or the partial surrender(s).

5% Enhanced Death Benefit (Available for contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

1)   the contract value; or

2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an

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

     adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

     The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

REQUIRED DISTRIBUTIONS

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

REQUIRED DISTRIBUTIONS - GENERAL INFORMATION

In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, SIMPLE IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined pursuant to Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Proposed Treasury Regulation 1.401(a)(9)-5, Q&A 7.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

     a) any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

     b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is NOT a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

a) the death of the annuitant will be treated as the death of a contract owner;

b)   any change of annuitant will be treated as the death of a contract owner;
     and

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c)   in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.

REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES, INDIVIDUAL RETIREMENT ANNUITIES, SEP IRAS, SIMPLE IRAS, AND ROTH IRAS

Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

a) the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

b) a period not longer than the period determined under the table in Proposed Treasury Regulation 1.401(a)(9)-5, Q&A4, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Proposed Treasury Regulation 1.401(a)(9)-5, Q&A7.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For Individual Retirement Annuities, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity, SEP IRA or Simple IRA of the contract owner.

If the contract owner's entire interest in a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's

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

     remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

c) if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For Individual Retirement Annuities, SEP IRAs and Simple IRAs, a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

o    the type of contract purchased;

o    the purposes for which the contract is purchased; and

o the personal circumstances of individual investors having interests in the contracts.

See "Synopsis of the Contracts" for a brief description of the various types of contracts and the different purposes for which the contracts may be purchased.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), the tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

The Internal Revenue Code sets forth different income tax rules for the following types of annuity contracts:

o    Individual Retirement Annuities;
o    SEP IRAs;
o    Simple IRAs;
o    Roth IRAs;
o    Tax Sheltered Annuities; and
o    Non-Qualified Contracts.

Individual Retirement Annuities, SEP IRAs and Simple IRAs

Distributions from Individual Retirement Annuities, SEP IRAs and Simple IRAs are generally taxed when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

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

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to the regular income tax and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2 year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    used for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule (see below) and meets one of the following requirements:

o    it is made on or after the date on which the contract owner attains age 59
     1/2;

o it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

o    it is attributable to the contract owner's disability; or

o it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not includable in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

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o    part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    for qualified higher education expenses;

o used for expenses attributable to the purchase of a home for a qualified first-time buyer; or

o made to the owner after separation from service with his or her employer after age 55.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:

o    the result of a contract owner's death;

o the result of a contract owner's disability (as defined in the Internal Revenue Code);

o one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

o    is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural person rules do not apply to all entity-owned contracts. A contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural person rules also do not apply to contracts that are:

o acquired by the estate of a decedent by reason of the death of the decedent;

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

o issued in connection with certain qualified retirement plans and individual retirement plans;

o purchased by an employer upon the termination of certain qualified retirement plans; or

o immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

o    the distribution is made directly to another Tax Sheltered Annuity or IRA;
     or

o the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

o if the payee does not provide Nationwide with a taxpayer identification number; or

o if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

2)   provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

2) the distribution is not includable in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 31%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

o    a transfer of the contract from one contract owner to another; or

o    a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a) an individual who is two or more generations younger than the contract owner; or

b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

o who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

o who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

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If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

o    the failure to diversify was accidental;

o    the failure is corrected; and

o    a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

o    generally lowered federal income tax rates;

o increased the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

o increased the "portability" of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

o    eliminated and/or reduced the highest federal estate tax rates;

o    increased the estate tax credit;

o    for persons dying after 2009, repealing the estate tax.

However, all of these changes are scheduled to "sunset," or become ineffective after December 31, 2010, unless they are extended by additional legislation. If the sunset comes into effect, then thereafter the Internal Revenue Code would be restored to contain the provisions it would have had had EGTRRA never been enacted. [This creates a greater degree of uncertainty as to future tax requirements, and should be discussed with your independent tax and legal advisor.]

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

o    statements showing the contract's quarterly activity;

o confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

o semi-annual reports as of June 30 containing financial statements for the variable account; and

o annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by Nationwide and the other named defendants. On January 25, 2002, the plaintiffs filed a motion for leave to amend their complaint to add three new named plaintiffs. On February 9, 2002, the plaintiffs filed a motion for class certification. The class has not been certified. Nationwide intends to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in Connecticut federal court titled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On September 5, 2001, the plaintiffs amended their complaint to include class action allegations. The plaintiffs seek to represent a class of plan trustees who purchased variable annuities to fund qualified ERISA retirement plans. The amended complaint alleges that the retirement plans purchased variable annuity contracts from Nationwide which invested in mutual funds that were offered by separate mutual fund companies; that Nationwide was a fiduciary under ERISA and that Nationwide breached its fiduciary duty when it accepted certain fees from the mutual fund companies that purportedly were never disclosed by Nationwide; and that Nationwide violated ERISA by replacing many of the mutual funds originally included in the plaintiffs' annuities with "inferior" funds because the new funds purportedly paid more in revenue sharing. The amended complaint seeks disgourgement of fees by Nationwide and other unspecified compensatory damages. On November 15, 2001, Nationwide filed a motion to dismiss the amended complaint, which has not been decided. On December 3, 2001, the plaintiffs filed a motion for class certification. On January 15, 2002, the plaintiffs filed a response to Nationwide's motion to dismiss the amended complaint. On February 22, 2002, Nationwide filed a reply in support of its motion to dismiss. The class has not been certified. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any such litigation will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of any material nature.

ADVERTISING

A "yield" and "effective yield" may be advertised for the GVIT Gartmore GVIT Money Market Fund: Class I and/or the Fidelity VIP Money Market Portfolio. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the money market fund's units. Yield is an annualized figure, which means that it is assumed that the money market fund generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

o    precious metals;
o    real estate;
o    stocks and bonds;
o    closed-end funds;
o    bank money market deposit accounts and passbook savings;
o    CDs; and
o    the Consumer Price Index.

Market Indexes

The sub-accounts will be compared to certain market indexes, such as:

o    S&P 500;

o    Shearson/Lehman Intermediate Government/Corporate Bond Index;
o    Shearson/Lehman Long-Term Government/Corporate Bond Index;
o    Donoghue Money Fund Average;
o    U.S. Treasury Note Index;
o    Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and
o    Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

o    Lipper Analytical Services, Inc.;
o    CDA/Wiesenberger;
o    Morningstar;
o    Donoghue's;
o    magazines such as:
     >    Money;
     >    Forbes;
     >    Kiplinger's Personal Finance Magazine;
     >    Financial World;
     >    Consumer Reports;
     >    Business Week;
     >    Time;
     >    Newsweek;
     >    National Underwriter; and
     >    U.S. News and World Report;
o    LIMRA;
o    Value;
o    Best's Agent Guide;
o    Western Annuity Guide;
o    Comparative Annuity Reports;
o    Wall Street Journal;
o    Barron's;
o    Investor's Daily;
o    Standard & Poor's Outlook; and
o    Variable Annuity Research & Data Service (The VARDS Report).

These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise the sub-account's standardized average annual total return ("standardized return") calculated in a manner prescribed by the SEC, and non-standardized total return ("non-standardized return").

Standardized return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). This calculation reflects the 7 Year CDSC Option schedule and the variable account charges that would be assessed to a contract if the maximum number of optional benefits are chosen (3.15%). Standardized return does not reflect the deduction of state premium taxes, which may be imposed by certain states.

Non-standardized return is calculated similarly to standardized return except non-standardized return assumes an initial investment of $25,000, variable account charges of 0.95% and no CDSC. An assumed initial investment of $25,000 is used because that amount more accurately reflects the average contract size.

Both methods of calculation reflect total return for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available for one of the prescribed periods, the non-standardized total return illustrations will show the investment performance the underlying mutual funds would have achieved had they been available in the variable account for one of the periods. If the underlying mutual fund has been available in the variable account for less than one year (or if the underlying mutual fund has been effective for less than one year) standardized and non-standardized performance is not annualized.

The standardized average annual total return and non-standardized total return quotations are calculated using underlying mutual fund expense data for the period ended December 31, 2001. However, Nationwide generally provides performance information more frequently. Information relating to performance of the sub-accounts is based on historical earnings and does not represent or guarantee future results.



SUB-ACCOUNT PERFORMANCE SUMMARY FOR CONTRACTS ISSUED ON OR AFTER MAY 1, 2000
STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                               10 Years or Date
                                                                                                Fund Available
                                                                                                in the Variable      Date Fund
                                                                    1 Year         5 Years          Account      Available in the
                      Sub-Account Option                         to 12/31/2001  to 12/31/2001    to 12/31/2001   Variable Account
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio: Service Class 2              -13.95%              N/A          -4.79%          05/01/00
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio: Service Class 2                     -25.34%              N/A         -24.58%          05/01/00
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio: Service Class 2                -19.99%              N/A         -23.79%          05/01/00
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                 -5.43%            1.38%           1.57%          11/01/96
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio: Service Class 2                   -28.31%              N/A         -26.79%          05/01/00
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio: Service Class 2           -13.19%              N/A         -11.77%          05/01/00
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager: Growth Portfolio: Service Class     -16.09%              N/A         -17.77%          05/01/00
2
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)Portfolio: Service Class 2             -20.48%              N/A         -17.50%          05/01/00
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Index 500 Portfolio                                -20.15%              N/A           5.39%          01/20/97
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Investment Grade Bond Portfolio                     -1.27%            3.22%           3.33%          11/01/96
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Balanced Portfolio: Service Class 2               -10.93%              N/A          -9.69%          05/01/00
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Dynamic Capital Appreciation Portfolio:           -35.01%              N/A         -37.53%          09/25/00
Service Class 2
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth & Income Portfolio: Service Class 2        -17.36%              N/A         -12.50%          05/01/00
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio: Service Class     -22.43%              N/A         -22.67%          05/01/00
2
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Mid Cap Portfolio: Service Class 2                -12.41%              N/A          -2.05%          05/01/00
-----------------------------------------------------------------------------------------------------------------------------------


NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   10 Years
                                                                    1 Year         5 Years       to 12/31/2001       Date Fund
                      Sub-Account Option                         to 12/31/2001  to 12/31/2001   or Life of Fund      Effective
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio: Service Class 2               -6.13%            8.20%          12.44%          10/09/86
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio: Service Class 2                     -18.65%           10.43%          12.24%          10/09/86
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio: Service Class 2                -12.77%           -4.67%           4.19%          09/19/85
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                  3.15%            4.32%           3.93%          04/01/82
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio: Service Class 2                   -21.92%            1.66%           4.83%          01/28/87
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio: Service Class 2            -5.30%            6.05%           8.11%          09/06/89
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager: Growth Portfolio: Service Class      -8.48%            5.33%           9.44%          01/03/95
2
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)Portfolio: Service Class 2             -13.31%            9.25%          14.56%          01/03/95
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Index 500 Portfolio                                -12.94%            9.30%          12.37%          08/27/92
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Investment Grade Bond Portfolio                      7.43%            6.20%           5.91%          12/05/88
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Balanced Portfolio: Service Class 2                -2.81%            5.99%           7.37%          01/03/95
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Dynamic Capital Appreciation Portfolio:           -29.29%              N/A         -33.02%          09/25/00
Service Class 2
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth & Income Portfolio: Service Class 2         -9.88%            8.66%           8.67%          12/31/96
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio: Service Class     -15.46%            2.56%           8.29%          01/03/95
2
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Mid Cap Portfolio: Service Class 2                 -4.44%              N/A          23.70%          12/08/98
-----------------------------------------------------------------------------------------------------------------------------------

The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account effective January 2, 2001. Therefore, the sub-account performance reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account effective June 1, 2001. Therefore, the sub-account performance reflects the reporting period from June 1, 2001 through December 31, 2001.

The following underlying mutual funds were added to the variable account effective February 14, 2002:

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, Alliance Variable

Products Series Fund, Inc. - AllianceBernstein International Value Portfolio:
Class B, Alliance Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Growth and Income Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Premier Growth Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value
Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds
- Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth & Income Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and the Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II. Therefore, no sub-account performance is available.

The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Quality Bond Fund II: Service Class, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, no sub-account performance is available.


SUB-ACCOUNT PERFORMANCE SUMMARY FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2000
STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                               10 Years or Date
                                                                                                Fund Available
                                                                                                in the Variable      Date Fund
                                                                    1 Year         5 Years          Account      Available in the
                      Sub-Account Option                         to 12/31/2001  to 12/31/2001    to 12/31/2001   Variable Account
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio: Service Class                -13.83%              N/A           0.04%          01/20/97
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio: Service Class                       -25.21%              N/A           3.46%          01/20/97
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio: Service Class                  -19.96%              N/A         -13.08%          11/01/96
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                 -5.43%            1.38%           1.57%          11/01/96
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio: Service Class                     -28.41%              N/A          -5.06%          11/01/96
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio: Service Class             -13.07%              N/A          -0.97%          01/20/97
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager: Growth Portfolio: Service Class     -16.01%              N/A          -2.87%          01/20/97
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)Portfolio: Service Class               -20.38%              N/A           2.20%          01/20/97
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Index 500 Portfolio                                -20.15%              N/A           5.39%          01/20/97
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Investment Grade Bond Portfolio                     -1.27%            3.22%           3.33%          11/01/96
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Balanced Portfolio: Service Class                 -10.80%              N/A          -1.41%          01/03/95
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Dynamic Capital Appreciation Portfolio:           -35.01%              N/A         -36.75%          10/02/00
Service Class
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth & Income Portfolio: Service Class          -17.22%              N/A           0.29%          01/20/97
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio: Service Class     -22.25%              N/A          -7.11%          01/03/95
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Mid Cap Portfolio: Service Class                  -12.28%              N/A          19.09%          01/11/99
-----------------------------------------------------------------------------------------------------------------------------------


NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   10 Years
                                                                    1 Year         5 Years       to 12/31/2001       Date Fund
                      Sub-Account Option                         to 12/31/2001  to 12/31/2001   or Life of Fund      Effective
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio: Service Class                 -6.00%            8.26%          12.48%          10/09/86
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio: Service Class                       -18.51%           10.50%          12.27%          10/09/86
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio: Service Class                  -12.74%           -4.62%           4.22%          09/19/85
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                  3.15%            4.32%           3.93%          04/01/82
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio: Service Class                     -22.02%            1.67%           4.83%          01/28/87
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio: Service Class              -5.16%            6.11%           8.14%          09/06/89
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager: Growth Portfolio: Service Class      -8.39%            5.38%           9.48%          01/03/95
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)Portfolio: Service Class               -13.20%            9.30%          14.60%          01/03/95
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Index 500 Portfolio                                -12.94%            9.30%          12.37%          08/27/92
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Investment Grade Bond Portfolio                      7.43%            6.20%           5.91%          12/05/88
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Balanced Portfolio: Service Class                  -2.66%              N/A           7.41%          01/03/95
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Dynamic Capital Appreciation Portfolio:           -29.29%              N/A         -33.02%          09/25/00
Service Class
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth & Income Portfolio: Service Class           -9.72%            8.73%           8.73%          12/31/96
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio: Service Class     -15.26%            2.63%           8.34%          01/03/95
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Mid Cap Portfolio: Service Class                   -4.29%              N/A          23.83%          01/11/99
-----------------------------------------------------------------------------------------------------------------------------------

The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account effective January 2, 2001. Therefore, the sub-account performance reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class was added to the variable account effective June 1, 2001. Therefore, the sub-account performance reflects the reporting period from June 1, 2001 through December 31, 2001.

The following underlying mutual funds were added to the variable account effective February 14, 2002:

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equtiy Fund: Series II Shares, Alliance Variable

Products Series Fund, Inc. - AllianceBernstein International Value Portfolio:
Class B, Alliance Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Growth and Income Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Premier Growth Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value
Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds
- Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth & Income Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and the Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II. Therefore, no sub-account performance is available.

The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Quality Bond Fund II: Service Class, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, no sub-account performance is available.



            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
                                                                            PAGE
General Information and History................................................1
Services.......................................................................1
Purchase of Securities Being Offered...........................................1
Underwriters...................................................................2
Calculations of Performance....................................................2
Annuity Payments...............................................................3
Condensed Financial Information................................................3
Financial Statements.........................................................118

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS


The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

AIM VARIABLE INSURANCE FUNDS

AIM Variable Insurance Funds is an open-end, series, management investment company organized as a Maryland trust. Pursuant to an agreement and plan of reorganization, AIM Variable Insurance Funds was reorganized on May 1, 2000 as a Delaware business trust. The Funds are currently offered to insurance company separate accounts to fund benefits of variable annuity contracts and variable life insurance policies. A I M Advisors, Inc. ("AIM") serves as the Funds' investment adviser.

     AIM V.I. BASIC VALUE FUND: SERIES II SHARES
     Investment Objective: Long-term growth of capital. The Fund pursues its objective by investing, normally, at least 65% of its net assets in equity securities of U.S. issuers that have market capitalizations of greater than $500 million and that the portfolio managers believe to be undervalued in relation to long-term earning power or other factors.

     AIM V.I. CAPITAL APPRECIATION FUND: SERIES II SHARES
     Investment Objective: Growth of capital. The Fund pursues its objective by investing principally in common stocks of companies the investment adviser believes are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.

     AIM V.I. INTERNATIONAL GROWTH FUND: SERIES II SHARES
     Investment Objective: Long-term growth of capital by investing in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum.

     AIM V.I. PREMIER EQUITY FUND: SERIES II SHARES
     Investment Objective: Long-term growth of capital with a secondary objective of income. The Fund seeks to meet its objectives by investing, normally, at least 80% of its net assets in equity securities, including convertible securities. In complying with the 80% requirement, the Fund's investments may include synthetic instruments.

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
Alliance Variable Products Series Fund, Inc. (the "Fund") is an open-end series investment company designed to fund variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies. The Fund currently offers an opportunity to choose among the separately managed pools of assets (the "Portfolios") described in the Fund's prospectus which have differing investment objectives and policies. Alliance Capital Management L.P. ("Alliance") serves as the Portfolios' investment adviser.

     ALLIANCEBERNSTEIN INTERNATIONAL VALUE PORTFOLIO: CLASS B
     Investment Objective: Long-term growth of capital. The Portfolio invests primarily in a diversified portfolio of foreign equity securities. The Portfolio's investment policies emphasize investment in companies that are determined by Alliance to be undervalued, using the fundamental value approach of Alliance's Bernstein unit.

     ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO: CLASS B
     Investment Objective: Long-term growth of capital. The Portfolio invests primarily in a diversified portfolio of equity securities of companies with relatively small market capitalizations. Under normal circumstances, the Portfolio will invest at least 65% of its total assets in these types of securities. The Portfolio's investment policies emphasize investment in companies that are determined by Alliance to be undervalued, using the fundamental value approach of Alliance's Bernstein unit.

     GROWTH AND INCOME PORTFOLIO: CLASS B
     Investment Objective: Reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality. The Portfolio may also invest in fixed-income securities and convertible securities.

     PREMIER GROWTH PORTFOLIO: CLASS B
     Investment Objective: Growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in the equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth.

FEDERATED INSURANCE SERIES
Federated Insurance Series (the "Trust"), an open-end management investment company, was established as a Massachusetts business trust, under a Declaration of Trust dated September 15, 1993. The Trust offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Federated Investment Management Company serves as the investment adviser.

     FEDERATED AMERICAN LEADERS FUND II: SERVICE SHARES
     Investment Objective: Long-term capital growth. The Fund's secondary objective is to provide income. The Fund pursues its investment objective by using the value style of investing to select primarily equity securities of large capitalization companies that are in the top 25% of their industry in terms of revenues, are characterized by sound management and have the ability to finance expected growth. The adviser selects securities that are trading at discounts relative to their respective historic relationships to the market and expected growth.

     FEDERATED CAPITAL APPRECIATION FUND II: SERVICE SHARES
     Investment Objective: Capital appreciation. The fund pursues its investment objective by investing its assets primarily in common stock of companies with medium and large market capitalizations, also using a "blend" investment style (growth and value style investing).

     FEDERATED HIGH INCOME BOND FUND II: SERVICE SHARES
     Investment Objective: High current income. The Fund pursues its investment objective by investing in a diversified portfolio of high-yield, lower-rated corporate bonds (also known as "junk bonds").

     FEDERATED QUALITY BOND FUND II: PRIMARY SHARES
     Investment Objective: Current income by investing in investment grade fixed income securities.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
The Variable Insurance Products Fund ("VIP") is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.

     VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS AND SERVICE CLASS 2
     Investment Objective: Reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index. Normally invests at least 65% of total assets in income-producing equity securities, which tends to lead to investments in large cap "value" stocks.

     VIP GROWTH PORTFOLIO: SERVICE CLASS AND SERVICE CLASS 2
     Investment Objective: Capital appreciation. Normally invests primarily in common stocks of companies the investment adviser believes have above-average growth potential (often called "growth" stocks).

     VIP HIGH INCOME PORTFOLIO: SERVICE CLASS AND SERVICE CLASS 2
     Investment Objective: A high level of current income while also considering growth of capital. Normally invests at least 65% of total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities.

     VIP MONEY MARKET PORTFOLIO
     Investment Objective: As high a level of current income as is consistent with preservation of capital and liquidity. Invests in U.S.
     dollar-denominated money market securities and repurchase agreements, and may enter into reverse repurchase agreements.

     VIP OVERSEAS PORTFOLIO: SERVICE CLASS AND SERVICE CLASS 2
     Investment Objective: Long-term capital growth. Normally invests at least 65% of total assets in foreign securities, primarily in common stocks.

     VIP VALUE PORTFOLIO: SERVICE CLASS AND SERVICE CLASS 2
     Investment Objective: Capital appreciation by investing primarily in common stocks of companies that FMR believes are undervalued in the marketplace. The Portfolio may also invest in securities of foreign issuers.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
The Variable Insurance Products Fund II ("VIP II") is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.

     VIP II ASSET MANAGER PORTFOLIO: SERVICE CLASS AND SERVICE CLASS 2 Investment Objective: High total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments. Assets are allocated among stocks, bonds, and short-term money market instruments, maintaining a neutral mix over time of 50% of assets in stock, 40% of assets in bonds, and 10% of assets in short-term and money market instruments.

     VIP II ASSET MANAGER: GROWTH PORTFOLIO: SERVICE CLASS AND SERVICE CLASS 2 Investment Objective: Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments. Assets are allocated among stocks, bonds, and short-term and money market instruments, maintaining a neutral mix over time of 70% of assets in stocks, 25% of assets in bonds, and 5% of assets in short-term and money market instruments.


     VIP II CONTRAFUND(R) PORTFOLIO: SERVICE CLASS AND SERVICE CLASS 2 Investment Objective: Long-term capital appreciation. Normally invests primarily in common stocks of companies whose value the Portfolio's investment adviser believes is not fully recognized by the public.

     VIP II INDEX 500 PORTFOLIO
     Investment Objective: Investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Index (S&P 500). Normally, invests at least 80% of assets in common stocks included in the S&P 500.

     VIP II INVESTMENT GRADE BOND PORTFOLIO
     Investment Objective: As high a level of current income as is consistent with preservation of capital. Normally invests in U.S. dollar-denominated investment-grade bonds of medium and high quality.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
The Variable Insurance Products Fund III ("VIP III") is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP III and its portfolios.

     VIP III AGGRESSIVE GROWTH PORTFOLIO: SERVICE CLASS AND SERVICE CLASS 2 Investment Objective: Seeks capital appreciation by investing the Portfolio's assets primarily in common stocks of companies FMR believes offer potential for accelerated earnings or revenue growth. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, opportunities, or have a strong industry or market position. FMR may invest the Portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers. FMR may lend the Portfolio's securities to broker-dealers or other institutions to earn income for the fund. FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values.

     VIP III BALANCED PORTFOLIO: SERVICE CLASS AND SERVICE CLASS 2
     Investment Objective: Seeks both income and capital growth consistent with reasonable risk using a balanced approach to provide the best possible total return from investments in a diversified portfolio of equity and fixed-income securities with income, growth of income and capital appreciation potential. FMR manages the Portfolio to maintain a balance between stocks and bonds. When FMR's outlook is neutral, it will invest approximately 60% of the Portfolio's assets in stocks or other equity securities and the remainder in bonds. The Portfolio will always invest at least 25% of its total assets in fixed-income senior securities.

     VIP III DYNAMIC CAPITAL APPRECIATION PORTFOLIO: SERVICE CLASS AND SERVICE CLASS 2
     Investment Objective: Seeks capital appreciation by normally investing in common stocks of foreign and domestic issuers. This strategy includes primarily investing in growth stocks, value stocks, or both. FMR uses fundamental analysis of each issuer's financial condition and industry position, and market and economic conditions, to select investments for the Portfolio. The Portfolio may realize capital gains without considering the tax consequences to shareholders.

     VIP III GROWTH & INCOME PORTFOLIO: SERVICE CLASS AND SERVICE CLASS 2 Investment Objective: Seeks high total return through a combination of current income and capital appreciation by investing mainly in equity securities.

     VIP III GROWTH OPPORTUNITIES PORTFOLIO: SERVICE CLASS AND SERVICE CLASS 2 Investment Objective: Capital growth. Normally invests primarily in common stocks, investing in both domestic and foreign issuers. Invests in either "growth" stocks or "value" stocks or both.

     VIP III MID CAP PORTFOLIO: SERVICE CLASS AND SERVICE CLASS 2
     Investment Objective: Seeks long-term growth of capital by investing in equity securities of companies with medium market capitalizations. FMR normally invests at least 65% of the Portfolio's total assets in these securities. The Portfolio has the flexibility, however, to invest the balance in other market capitalizations and security types. Medium market capitalization companies are those whose market capitalization is similar to the market capitalization of companies in the S&P MidCap 400 at the time of the Portfolio's investment. The S&P MidCap 400 is an unmanaged index of medium capitalization stocks. Companies whose capitalization no longer meets this definition after purchase continue to be considered medium-capitalized for purposes of the 65% policy. The Portfolio also reserves the right to invest in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

     VIP III VALUE STRATEGIES PORTFOLIO: SERVICE CLASS 2
     Investment Objective: Capital appreciation. The portfolio pursues its objective by investing primarily in common stocks.

MFS VARIABLE INSURANCE TRUST
MFS Variable Insurance Trust (the "Trust") is an open end management investment company. The Trust offers shares of its series to separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts and to qualified pension and retirement plans. Massachusetts Financial Services Company ("MFS") serves as the Series' investment adviser.

     MFS INVESTORS GROWTH STOCK SERIES: SERVICE CLASS
     Investment Objective: Long-term growth of capital and future income rather than current income. The Series invests, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of companies which MFS believes offers better than average prospects for long-term growth.

     MFS MID CAP GROWTH SERIES: SERVICE CLASS
     Investment Objective: Long-term growth of capital. The Series invests, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of companies with medium market capitalization which MFS believes have above-average growth potential.

     MFS NEW DISCOVERY SERIES: SERVICE CLASS
     Investment Objective: Capital appreciation. The Series invests, under normal market conditions, at least 65% of its total assets in equity securities of emerging growth companies.

     MFS VALUE SERIES: SERVICE CLASS
     Investment Objective: Capital appreciation. The Series invests, under normal market conditions, at least 65% of its total assets in equity securities of large capitalization companies that MFS believes have sustainable growth prospects and attractive valuations based on current and expected earnings or cash flow.

GARTMORE VARIABLE INSURANCE TRUST
Gartmore Variable Insurance Trust ("GVIT") is an open-end management investment company created under the laws of Massachusetts. GVIT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of GVIT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company, manages the assets of the Gartmore GVIT Emerging Markets Fund. The remaining assets of GVIT are managed by Gartmore Mutual Fund Capital Trust ("GMF"), an indirect subsidiary of Nationwide Financial Services, Inc.

     DREYFUS GVIT MID CAP INDEX FUND: CLASS II
     Subadviser: The Dreyfus Corporation
     Investment Objective: Capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies included in the Standard & Poor's MidCap 400 Index and in derivative instruments linked to the S&P 400. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

     GARTMORE GVIT EMERGING MARKETS FUND: CLASS II
     Subadviser: Gartmore Global Partners
     Investment Objective: Long term capital growth. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies located in emerging market or developing countries or that derive a significant portion of their earnings or revenue from emerging market countries.

     GARTMORE GVIT GOVERNMENT BOND FUND: CLASS I
     Investment Objective: Seeks as high a level of income as is consistent with the preservation of capital. Under normal conditions, the Fund invests at least 80% of its net assets in U.S. government and agency bonds, bills and notes. The duration of the Fund will typically be four to six years.

     GARTMORE GVIT INVESTOR DESTINATIONS FUNDS

          GARTMORE GVIT INVESTOR DESTINATIONS CONSERVATIVE FUND
          Investment Objective: To maximize total investment return by seeking income and, secondarily, long term growth of capital. The Fund invests in a target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S. stocks, 5% international stocks, 35% bonds, and 45% short-term investments.

          GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND Investment Objective: To maximize total investment return by seeking income and, secondarily, growth of capital. The Fund invests in a target allocation mix of 20% large cap U.S. stocks, 10% mid cap U.S. stocks, 10% international stocks, 35% bonds, and 25% short-term investments.

          GARTMORE GVIT INVESTOR DESTINATIONS MODERATE FUND
          Investment Objective: To maximize total investment return by seeking growth of capital and income. The Fund invests in a target allocation mix of 30% large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S. stocks, 15% international stocks, 25% bonds, and 15% short-term investments.

          GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND Investment Objective: To maximize total investment return primarily by seeking growth of capital, but also income. The Fund invests in a target allocation mix of 35% large cap U.S. stocks, 15% mid cap U.S. stocks, 5% small cap U.S. stocks, 25% international stocks, 15% bonds, and 5% short-term investments.

          GARTMORE GVIT INVESTOR DESTINATIONS AGGRESSIVE FUND
          Investment Objective: To maximize total investment return primarily by seeking growth of capital. The Fund invests in a target allocation mix of 40% large cap U.S. stocks, 15% mid cap U.S. stocks, 10% small cap U.S. stocks, 30% international funds, and 5% bonds.

     GARTMORE GVIT MONEY MARKET FUND: CLASS I
     Investment Objective: As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high-quality money market obligations maturing in 397 days or less.

     GVIT SMALL CAP GROWTH FUND: CLASS II
     Subadvisers: Neuberger Berman, LLC and Waddell & Reed Investment Management Company
     Investment Objective: Seeks capital growth by investing in a broadly diversified portfolio of equity securities issued by U.S. and foreign companies with market capitalizations in the range of companies represented by the Russell 2000, known as small cap companies. Under normal conditions, the Fund will invest at least 80% of its net assets in the equity securities of small cap companies.

     GVIT SMALL CAP VALUE FUND: CLASS II
     Subadviser: The Dreyfus Corporation
     Investment Objective: Capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of small capitalization companies. These are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index. The Fund will invest in stocks of U.S. and foreign companies which the portfolio managers believe qualify as "value" companies.

     GVIT SMALL COMPANY FUND: CLASS II
     Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Gartmore Global Partners, Strong Capital Management, Inc. and Waddell & Reed Investment Management Company
     Investment Objective: Long-term growth of capital. Under normal conditions, the Fund will invest at least 80% of its net assets in equity securities issued by small capitalization companies. These are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
The Oppenheimer Variable Account Funds are an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold only to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is the Funds' investment adviser.

     OPPENHEIMER CAPITAL APPRECIATION FUND/VA: SERVICE CLASS
     Investment Objective: Capital appreciation by investing in securities of well-known established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (companies which have an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.

     OPPENHEIMER GLOBAL SECURITIES FUND/VA: SERVICE CLASS
     Investment Objective: Long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities. Current income is not an objective. These securities may be considered to be speculative.

     OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA: SERVICE CLASS
     Investment Objective: High total return, with stocks, preferred stocks, convertible securities and warrants. Debt investments will include bonds, participation includes growth in the value of its shares as well as current income from quality and debt securities. In seeking its investment objectives, the Fund may invest in equity and debt securities. Equity investments will include common interests, asset-backed securities, private-label mortgage-backed securities and CMOs, zero coupon securities and U.S. debt obligations, and cash and cash equivalents. From time to time, the Fund may focus on small to medium capitalization issuers, the securities of which may be subject to greater price volatility than those of larger capitalized issuers.

     OPPENHEIMER STRATEGIC BOND FUND/VA: SERVICE CLASS
     Investment Objective: A high level of current income principally derived from interest on debt securities. The Fund pursues its objective by investing mainly in three market sectors: debt securities of foreign governments and companies, U.S. government securities, and lower-rated high yield securities of U.S. and foreign companies.

VAN KAMPEN LIFE INVESTMENT TRUST
The Van Kampen Life Investment Trust is an open-end diversified management investment company organized as a Delaware business trust. Shares of the Trust are offered in separate Portfolios which are sold only to insurance companies to provide funding for variable life insurance policies and variable annuity contracts. Van Kampen Asset Management Inc. serves as each Portfolio's investment adviser.

     COMSTOCK PORTFOLIO: CLASS II
     Investment Objective: Capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

     EMERGING GROWTH PORTFOLIO: CLASS II
     Investment Objective: Capital appreciation. The Portfolio pursues its objective by investing primarily in a portfolio of common stocks considered by the Portfolio's investment adviser to be emerging growth companies.


APPENDIX B: CONDENSED FINANCIAL INFORMATION

-------------------------------------------------------------------------------------------------------------------
The following tables list the Condensed Financial Information (the accumulation unit value information for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of
0.95%) and contracts with all available optional benefits available on December 31, 2001 (the maximum variable account charge of 3.15%).  Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                           CALLING:     1-800-848-6331, TDD 1-800-238-3035
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                           WRITING:     Nationwide Life Insurance Company
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
                                        One Nationwide Plaza, 1-05-P1
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
                                        Columbus, Ohio 43215
-------------------------------------------------------------------------------------------------------------------


                                           NO OPTIONAL BENEFITS ELECTED
                (VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP Equity-Income              12.147445          11.419115             -6.00%             1,801,287          2001
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               11.322947          12.147445              7.28%             1,853,302          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.758604          11.322947              5.25%             1,764,738          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.758604              7.59%               184,391          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP Equity-Income             10.874421           10.207668             -6.13%               581,991          2001
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000           10.874421              8.74%               183,999          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP Growth Portfolio:          15.891422          12.949436            -18.51%             2,890,947          2001
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               18.039523          15.891422            -11.91%             3,221,910          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               13.265992          18.039523             35.98%             2,302,553          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          13.265992             32.66%               163,939          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP Growth Portfolio:          8.478714            6.897293            -18.65%             1,448,978          2001
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.478714            -15.21%               805,756          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP High Income                 7.564599           6.601032            -12.74%             1,901,773          2001
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.868246           7.564599            -23.34%             2,111,782          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                                9.218542           9.868246              7.05%             2,215,561          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           9.218542             -7.81%               270,444          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP High Income                8.046605            7.018847            -12.77%               243,817          2001
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.046605            -19.53%               104,095          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------




------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP Money Market               11.418931          11.779111              3.15%             1,292,542          2001
Portfolio* - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.841227          11.418931              5.33%               667,253          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.407380          10.841227              4.17%             1,012,021          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.407380              4.07%               236,787          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP Overseas Portfolio:        11.963781           9.328759            -22.02%               864,679          2001
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               14.938906          11.963781            -19.92%               996,007          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.586638          14.938906             41.11%               656,721          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.586638              5.87%                85,723          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP Overseas Portfolio:        8.400493            6.559449            -21.92%               291,800          2001
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.400493            -16.00%               171,876          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP II Asset Manager           11.597944          10.999576             -5.16%               449,491          2001
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               12.204056          11.597944             -4.97%               476,404          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               11.098876          12.204056              9.96%               421,418          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          11.098876             10.99%                25,455          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP II Asset Manager           9.483513            8.981185             -5.30%               104,929          2001
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.483513             -5.16%                49,274          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP II Asset Manager:          11.135469          10.200998             -8.39%               124,889          2001
Growth Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               12.862419          11.135469            -13.43%               329,372          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               11.278688          12.862419             14.04%               227,213          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          11.278688             12.79%                33,217          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP II Asset Manager:          8.717055            7.977579             -8.48%               118,590          2001
Growth Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.717055            -12.83%                93,322          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP II Contrafund(R)           14.248052          12.367450            -13.20%             1,921,813          2001
Portfolio: Service
Class -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               15.419403          14.248052             -7.60%             2,102,464          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               12.539357          15.419403             22.97%             1,621,378          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          12.539357             25.39%               133,901          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP II Contrafund(R)           9.252181            8.021141            -13.31%               631,501          2001
Portfolio: Service
Class 2 -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.252181             -7.48%               337,266          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

*The 7-day yield on the VIP Money Market Portfolio as of December 31, 2001 was 1.11%.




------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP II Index 500               13.087430          11.393756            -12.94%             3,565,690          2001
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               14.567662          13.087430            -10.16%             3,792,958          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               12.204206          14.567662             19.37%             3,136,858          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          12.204206             22.04%               117,105          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP II Investment Grade        11.543603          12.401055              7.43%             1,516,238          2001
Bond Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.478118          11.543603             10.17%             1,198,221          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.690813          10.478118             -1.99%             1,080,565          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.690813              6.91%               163,774          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP III Balanced               11.110424          10.814571             -2.66%             1,011,363          2001
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               11.730743          11.110424             -5.29%             1,066,957          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               11.340963          11.730743              3.44%             1,089,824          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          11.340963             13.41%                99,431          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP III Balanced               9.609431            9.339561             -2.81%               191,331          2001
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.609431             -3.91%                88,470          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP III Dynamic Capital         8.729886           6.173069            -29.29%                93,306          2001
Appreciation Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           8.729886            -12.70%                39,432          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP III Dynamic Capital         8.729884           6.173063            -29.29%               102,698          2001
Appreciation Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           8.729884            -12.70%                 9,002          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP III Growth & Income        12.771052          11.529603             -9.72%             1,800,094          2001
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               13.387303          12.771052             -4.60%             2,032,468          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               12.392371          13.387303              8.03%             1,715,998          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          12.392371             23.92%               154,251          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP III Growth & Income        9.827003            8.856439             -9.88%               395,692          2001
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            9.827003             -1.73%               192,591          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------




------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP III Growth                 10.104959           8.563313            -15.26%             3,222,422          2001
Opportunities
Portfolio: Service
Class -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               12.317183          10.104959            -17.96%             3,980,107          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               11.936099          12.317183              3.19%             3,968,982          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          11.936099             19.36%               384,081          1998
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP III Growth                 8.507865            7.192853            -15.46%               349,911          2001
Opportunities
Portfolio: Service
Class 2 -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000            8.507865            -14.92%               281,271          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP III Mid Cap                19.369905          18.539590             -4.29%               523,019          2001
Portfolio: Service
Class-Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               14.643713          19.369905             32.27%               559,878          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          14.643713             46.44%               109,979          1999
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP III Mid Cap               11.178625           10.682634             -4.44%               471,930          2001
Portfolio: Service
Class 2-Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
                              10.000000           11.178625             11.79%               229,188          2000
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

The VIP III Mid Cap Portfolio was added to the variable account January 11, 1999. Therefore, the Condensed Financial Information reflects the reporting period from January 11, 1999 through December 31, 1999.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.

The following underlying mutual funds were added to the variable account effective February 14, 2002:

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, Alliance Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Growth and Income

Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Premier Growth Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery
Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund:
Class II, Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond
Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth
Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund:
Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth & Income Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and the Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II. Therefore, no Condensed Financial Information is available.

The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Quality Bond Fund II: Service Class, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, no Condensed Financial Information is available.



                                      OPTIONAL BENEFITS ELECTED (TOTAL 3.15%)
                (VARIABLE ACCOUNT CHARGES OF 3.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP Equity-Income              10.000000           9.264880             -7.35%                     0          2001
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP Equity-Income              10.000000           9.255376             -7.45%                     0          2001
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP Growth Portfolio:          10.000000           8.582894            -14.17%                     0          2001
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP Growth Portfolio:          10.000000           8.351108            -16.49%                     0          2001
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP High Income                10.000000           8.908337            -10.92%                     0          2001
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP High Income                10.000000           8.905818            -10.94%                     0          2001
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP Money Market               10.000000          10.008885              0.09%                     0          2001
Portfolio* - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP Overseas Portfolio:        10.000000           7.929901            -20.70%                     0          2001
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP Overseas Portfolio:        10.000000           7.946380            -20.54%                     0          2001
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP II Asset Manager           10.000000           9.231706             -7.68%                     0          2001
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

*The 7-day yield on the VIP Money Market Portfolio as of December 31, 2001 was -1.09%.






------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP II Asset Manager           10.000000           8.983954            -10.16%                     0          2001
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP II Asset Manager:          10.000000           9.381799             -6.18%                     0          2001
Growth Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP II Asset Manager:          10.000000           8.097330            -19.03%                     0          2001
Growth Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP II Contrafund(R)           10.000000           9.349930             -6.50%                     0          2001
Portfolio: Service
Class -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP II Contrafund(R)           10.000000           8.525659            -14.74%                     0          2001
Portfolio: Service
Class 2 -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP II Index 500               10.000000           8.944830            -10.55%                     0          2001
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP II Investment Grade        10.000000          10.340672              3.41%                     0          2001
Bond Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP III Balanced               10.000000           9.598419             -4.02%                     0          2001
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP III Balanced               10.000000           9.590830             -4.09%                     0          2001
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------






------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP III Dynamic Capital        10.000000           8.336615            -16.63%                     0          2001
Appreciation Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP III Dynamic Capital        10.000000           8.336631            -16.63%                     0          2001
Appreciation Portfolio:
Service Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP III Growth & Income        10.000000           9.312474             -6.88%                     0          2001
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP III Growth & Income        10.000000           9.310745             -6.89%                     0          2001
Portfolio: Service
Class 2 - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP III Growth                 10.000000           9.029073             -9.71%                     0          2001
Opportunities
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP III Growth                 10.000000           9.014771             -9.95%                     0          2001
Opportunities
Portfolio: Service
Class 2 -Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP III Mid Cap                10.000000          10.168041              1.68%                     0          2001
Portfolio: Service
Class-Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------






------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP III Mid Cap                10.000000          10.158241              1.58%                     0          2001
Portfolio: Service
Class 2-Q/NQ
------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

The Fidelity VIP III Aggressive Growth Portfolio: Service Class was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP III Aggressive Growth Portfolio: Service Class 2 was added to the variable account January 2, 2001. Therefore, the Condensed Financial Information reflects the reporting period from January 2, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.

The Fidelity VIP Value Portfolio: Service Class 2 was added to the variable account June 1, 2001. Therefore, the Condensed Financial Information reflects the reporting period from June 1, 2001 through December 31, 2001.

The following underlying mutual funds were added to the variable account effective February 14, 2002:

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares, Alliance Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Growth and Income Portfolio: Class B, Alliance Variable Products Series Fund, Inc. - Premier Growth Portfolio: Class B, Federated Insurance Series - Federated High Income Bond Fund II: Service Shares, MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class, MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class, MFS Variable Insurance Trust - MFS New Discovery Series: Service Class, MFS Variable Insurance Trust - MFS Value Series: Service Class, Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II, Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund, Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I, Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth & Income Fund/VA: Service Class, Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class, Van Kampen Life Investment Trust - Comstock Portfolio: Class II, and the Van Kampen Life Investment

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

Trust - Emerging Growth Portfolio: Class II. Therefore, no Condensed Financial Information is available.

The following mutual funds were added to the variable account effective May 1, 2002: Federated Insurance Series - Federated American Leaders Fund II: Service Shares, Federated Insurance Series - Federated Capital Appreciation Fund II:
Service Shares, Federated Insurance Series - Quality Bond Fund II: Service Class, GVIT Dreyfus GVIT Mid Cap Index Fund: Class II, and GVIT GVIT Small Cap Value Fund: Class I. Therefore, no Condensed Financial Information is available.




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